Brinker Capital Destinations Trust

Prospectus

March 20, 2017

Destinations Large Cap Equity Fund (DLCFX)

Destinations Small-Mid Cap Equity Fund (DSMFX)

Destinations International Equity Fund (DIEFX)

Destinations Equity Income Fund (DGEFX)

Destinations Real Assets Fund (DRAFX)

Destinations Core Fixed Income Fund (DCFFX)

Destinations Low Duration Fixed Income Fund (DLDFX)

Destinations Global Fixed Income Opportunities Fund (DGFFX)

Destinations Municipal Fixed Income Fund (DMFFX)

Destinations Multi Strategy Alternatives Fund (DMSFX)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

Brinker Capital Destinations Trust

Destinations Large Cap Equity Fund (DLCFX)

Investment objective

Long term capital appreciation.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.23%

Total Annual Fund Operating Expenses	0.98%

Fee Waivers and Expense Reimbursements	(0.13%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.85%*

*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$87	$299

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell

1000® Index, which ranged from approximately $2.0 billion to $550 billion as of the last reconstitution of the index on May 27, 2016. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser” or “Brinker Capital”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures, and other securities with equity characteristics. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors about the company or the market.

The Fund may also invest in futures contracts for speculative or hedging purposes.

Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes the security will no longer contribute to meeting the investment objective of the Fund or selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Depositary Receipts Risk. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Derivatives Risk. Derivatives, such as futures, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, currency, liquidity and leverage risks.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers (the Sub-advisers), each of which is responsible for investing a portion of the assets of the Fund as allocated by the Adviser. The Adviser’s portfolio management team is jointly and primarily responsible for overseeing the Sub-advisers and the Fund. Where more than one person is listed with respect to a Sub-adviser, the sub-advisory team is jointly and primarily responsible for the portion of the Fund’s assets allocated to such Sub-adviser.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
BlackRock Investment Management, LLC Alan Mason, Portfolio Manager Creighton Jue, CFA, Portfolio Manager Rachel Aguirre, Portfolio Manager	2017 2017 2017

Columbia Management Investment Advisers, LLC

Thomas Galvin, CFA, Senior Portfolio Manager and Head of Focused Large Cap Growth

Richard Carter, Senior Portfolio Manager

Todd Herget, Senior Portfolio Manager

2017 2017 2017

Delaware Investments Fund Advisers

D. Tysen Nutt, Jr., Senior Vice President, Portfolio Manager, Team Leader

Robert A. Vogel, Jr., CFA, Vice President, Senior Portfolio Manager

Nikhil G. Lalvani, CFA, Vice President, Senior Portfolio Manager

Kristen E. Bartholdson, Vice President, Senior Portfolio Manager

2017 2017 2017 2017

Fort Washington Investment Advisors, Inc. James E. Wilhelm, Managing Director, Head of Public Equity	2017

T. Rowe Price Associates, Inc. Joseph Fath, CPA, Portfolio Manager	2017

TCW Investment Management Company, LLC Diane E. Jaffee, Group Managing Director	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Fund, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Small-Mid Cap Equity Fund (DSMFX)

Investment objective

Long term capital appreciation.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.23%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	1.15%

Fee Waivers and Expense Reimbursements	(0.13%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.02%*

*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$104	$352

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small- and mid-capitalization companies. The

Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap® Index or the Russell 2000® Index, which together ranged from approximately $15 million to $28.6 billion as of the last reconstitution of the indexes on May 27, 2016. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures, and other securities with equity characteristics. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors about the company or the market.

The Fund may invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the United States, but in some instances may be headquartered in or doing a substantial portion of their business overseas. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Depositary Receipts Risk. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Small-Cap and Micro-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers (the Sub-advisers), each of which is responsible for investing a portion of the assets of the Fund as allocated by the Adviser. The Adviser’s portfolio management team is jointly and primarily responsible for overseeing the Sub-advisers and the Fund. Where more than one person is listed with respect to a Sub-adviser, the sub-advisory team is jointly and primarily responsible for the portion of the Fund’s assets allocated to such Sub-adviser.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Ceredex Value Advisors LLC Don Wordell, CFA, Managing Director	2017

Driehaus Capital Management LLC Jeff James, Portfolio Manager Michael Buck, Assistant Portfolio Manager	2017 2017

LMCG Investments, LLC R. Todd Vingers, CFA, Managing Director, Value Equities	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Fund, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations International Equity Fund (DIEFX)

Investment objective

Long term capital appreciation.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses (AFFE)	0.03%

Total Annual Fund Operating Expenses	1.32%

Fee Waivers and Expense Reimbursements	(0.15%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.17%*

*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$119	$404

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund’s assets will primarily be invested in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. Equity securities include common stock, preferred stock and securities convertible into common or preferred stock, warrants and rights, depositary receipts, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds).

The Fund’s Sub-advisers will employ a number of different investment approaches. The portfolios of some Sub-advisers may, at times, be concentrated in a particular geographic region, country or small number of countries, or in a single or small number of industries or sectors. Other Sub-advisers will manage a more broadly diversified portfolio that focuses more on stocks of larger companies or various capitalization levels. Other Sub-advisers may invest in foreign companies with market capitalizations of less than $1 billion, referred to as “micro-cap” companies.

It is expected that, under normal market conditions, at least 40% of the Fund’s assets will be invested in the securities of companies that are tied economically to at least three countries outside the U.S.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

The Fund’s investments in developing countries generally are traded in currencies other than U.S. dollars. As a result, certain Sub-advisers will buy and sell foreign currencies to facilitate transactions in portfolio securities. Certain Sub-advisers will invest in derivatives, including futures, forwards, options and swaps, primarily to increase or decrease currency exposure and for other investment purposes. However, not all Sub-advisers will hedge their portfolios against possible fluctuations in exchange rates.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Concentration Risk. Issuers in a single country, a small number of countries, or a particular geographic region or issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Small-Cap and Micro-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers (the Sub-advisers), each of which is responsible for investing a portion of the assets of the Fund as allocated by the Adviser. The Adviser’s portfolio management team is jointly and primarily responsible for overseeing the Sub-advisers and the Fund. Where more than one person is listed with respect to a Sub-adviser, the sub-advisory team is jointly and primarily responsible for the portion of the Fund’s assets allocated to such Sub-adviser.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
BAMCO, Inc. Michael Kass, Portfolio Manager	2017

MFS Investment Management Pablo De La Mata, Investment Officer Benjamin Stone, Investment Officer	2017 2017

T. Rowe Price Associates, Inc. Richard Clattenburg, CFA, Portfolio Manager	2017

Wasatch Advisors, Inc. Jared Whatcott, CFA, Portfolio Manager Linda Lasater, CFA, Portfolio Manager	2017 2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Equity Income Fund (DGEFX)

Investment objective

Primary objective of current income with secondary objective of long-term capital appreciation.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.24%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	1.06%

Fee Waivers and Expense Reimbursements	(0.14%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.92%*

*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$94	$323

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying securities of both U.S.-based and foreign companies. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common stock, preferred stock, interests in Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs), equity-linked notes and derivatives that are believed to be attractively valued and to have the potential for long-term growth. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors. In selecting investments for purchase and sale, the Fund seeks to deliver a dividend yield that is higher than the broad market and to pursue competitive performance in both up and down markets, while targeting less risk.

The Fund may invest up to 40% of its net assets in foreign securities, including emerging and frontier markets. The Sub-advisers may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions or currency swaps and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund’s currency exposure.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes the combination of dividend yield and dividend growth becomes inadequate, the investment thesis deteriorates or there is diminished management commitment to the dividend.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Depositary Receipts Risk. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Dividend Income Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Multi-manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Real Estate Investment Trusts (REITs) Risk. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Small-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers (the Sub-advisers), each of which is responsible for investing a portion of the assets of the Fund as allocated by the Adviser. The Adviser’s portfolio management team is jointly and primarily responsible for overseeing the Sub-advisers and the Fund. Where more than one person is listed with respect to a Sub-adviser, the sub-advisory team is jointly and primarily responsible for the portion of the Fund’s assets allocated to such Sub-adviser.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Columbia Management Investments Advisers, LLC Steven Schroll, Senior Portfolio Manager Paul Stocking, Senior Portfolio Manager Dean Ramos, CFA, Senior Portfolio Manager	2017 2017 2017

Federated Equity Management Company of Pennsylvania Daniel Peris, CFA, Senior Portfolio Manager Deborah D. Bickerstaff, Portfolio Manager	2017 2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Real Assets Fund (DRAFX)

Investment objective

Long term capital appreciation with some inflation protection.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.02%

Total Annual Fund Operating Expenses	1.27%

Fee Waivers and Expense Reimbursements	(0.12%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.15%*

*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$117	$391

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. Real assets are defined broadly by the fund and are considered to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund seeks to achieve its investment objective by allocating its assets among one or more of the following general investment categories: domestic and international real estate and securities of companies tied to the real estate industry; utilities and infrastructure; natural resources and commodities; and master limited partnerships (MLPs). Under normal market conditions, the Fund will invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their principal business activities in the energy and other natural resources groups of industries. The Fund considers a company to be principally engaged in natural resources industries if the Sub-adviser believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in natural resource industries. A portion of the Fund’s assets may also be invested in securities of companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser will also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors. Currently, the Fund’s assets are managed by a single Sub-adviser, subject to the oversight of the Adviser.

The Sub-adviser may invest the Fund’s assets in securities of issuers located anywhere in the world and will normally invest in securities of companies located in at least one country other than the United States.

The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers. The Fund may also at times, but will not necessarily, hold a substantial portion of its assets in cash or cash equivalents. The Fund will likely hold a more limited number of securities than many other mutual funds.

The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Concentration Risk. Concentrating investments in the real assets sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In particular, the Fund’s investments will be concentrated in companies that conduct their principal business activities in the energy and other natural resources groups of industries.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources.

Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

Real Estate Investment Trusts (REITs) Risk. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Small-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers (the Sub-advisers), each of which is responsible for investing a portion of the assets of the Fund as allocated by the Adviser. The Adviser’s portfolio management team is jointly and primarily responsible for overseeing the Sub-advisers and the Fund. Where more than one person is listed with respect to a Sub-adviser, the sub-advisory team is jointly and primarily responsible for the portion of the Fund’s assets allocated to such Sub-adviser.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
SailingStone Capital Partners LLC MacKenzie B. Davis, CFA , Managing Partner, Portfolio Manager Kenneth L. Settles, Jr. CFA, Managing Partner, Portfolio Manager	2017 2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Core Fixed Income Fund (DCFFX)

Investment objective

Maximum current income and total return.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.23%

Total Annual Fund Operating Expenses	0.88%

Fee Waivers and Expense Reimbursements	(0.09%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.79%*

*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$81	$272

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income instruments. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior written notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in bonds, debt, and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments.

A Sub-adviser will select securities based on its assessment of one or more of a variety of factors. Under normal market conditions, the Fund’s total investment portfolio will have a weighted average effective duration of no less than one year and no more than ten years.

The Fund will invest a substantial portion of its nets assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by a Sub-adviser to be of comparable quality.

The Fund may invest in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-adviser to be of comparable quality, and credit default swaps of companies in the high yield universe.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes there is a better investment opportunity, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer or when the portfolio managers believe it would be appropriate to do so in order to readjust duration of the Fund’s investment portfolio.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Asset-Backed Securities Risk. The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

Bank Loans Risk. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.

High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by a Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Loan Assignment/Loan Participation Risk. If a bank loan is acquired through an assignment or a participation, the Fund will be exposed to the credit risk of both the borrower or the institution selling the participation.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mortgage-Backed Securities Risk. The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers (the Sub-advisers), each of which is responsible for investing a portion of the assets of the Fund as allocated by the Adviser. The Adviser’s portfolio management team is jointly and primarily responsible for overseeing the Sub-advisers and the Fund. Where more than one person is listed with respect to a Sub-adviser, the sub-advisory team is jointly and primarily responsible for the portion of the Fund’s assets allocated to such Sub-adviser.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
BlackRock Investment Management, LLC Scott Radell, CFA, Portfolio Manager James Mauro, Portfolio Manager	2017 2017

DoubleLine Capital LP

Jeffrey E. Gundlach, Co-Founder and Chief Executive Officer

Philip A. Barach, Co-Founder and President

Jeffrey J. Sherman, CFA, Deputy Chief Investment Officer and Portfolio Manager

2017 2017 2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Low Duration Fixed Income Fund (DLDFX)

Investment objective

Current income.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.25%
Acquired Fund Fees and Expenses (AFFE)	0.02%

Total Annual Fund Operating Expenses	0.97%

Fee Waivers and Expense Reimbursements	(0.08%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.89%*

*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$91	$301

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income securities. The Fund will normally be constructed of securities with an average portfolio duration of three years or less. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund primarily invests in bonds, debt, fixed income and income-producing instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, junk bonds, corporate debt, asset-backed securities, foreign securities (including emerging markets), inflation-indexed bonds, bank loans and assignments, collateralized loan obligations and preferred securities. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors.

The Fund may invest some of its assets in securities that have not been called or tendered having a maturity date in excess of three years. The Fund may also invest some of its net assets in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Fund’s Sub-adviser to be of comparable credit quality.

The Fund may invest in mortgage-backed securities and in other investment companies or private investment vehicles managed by the Sub-adviser.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain or reduce long or short exposure to one or more asset classes or issuers.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes there is a better investment opportunity, there is a deterioration in the credit fundamentals of the issuer or the individual security has reached the sell target.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Affiliated Fund Risk. The risk that, due to its own financial interest or other business considerations, the Sub-adviser may have an incentive to invest a portion of the Fund’s assets in investment companies sponsored or managed by the Sub-adviser or its related parties in lieu of investments by the Fund directly in portfolio securities, or may have an incentive to invest in such investment companies over investment.

Asset-Backed Securities Risk. The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

Bank Loans Risk. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

Collateralized Loan Obligations (CLOs) Risk. CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened.

Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.

High Yield Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by the Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. The value of a debt instrument with positive duration will generally decline if interest rates increase. The value of instruments with a negative duration will generally decline if interest rates decrease.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mortgage-Backed Securities Risk. The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers (the Sub-advisers), each of which is responsible for investing a portion of the assets of the Fund as allocated by the Adviser. The Adviser’s portfolio management team is jointly and primarily responsible for overseeing the Sub-advisers and the Fund. Where more than one person is listed with respect to a Sub-adviser, the sub-advisory team is jointly and primarily responsible for the portion of the Fund’s assets allocated to such Sub-adviser.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
CrossingBridge Advisors, LLC David K. Sherman, Portfolio Manager	2017

DoubleLine Capital LP Philip A. Barach, Co-Founder and President Luz M. Padilla, Lead Portfolio Manager Robert Cohen, Director of Global Developed Credit and Portfolio Manager	2017 2017 2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Global Fixed Income Opportunities Fund (DGFFX)

Investment objective

Maximize total return.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.24%

Total Annual Fund Operating Expenses	1.09%

Fee Waivers and Expense Reimbursements	(0.11%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.98%*

*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$100	$336

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in investment grade and non-investment grade debt, preferred stock, convertible bonds, bank loans, high yield bonds and income producing equities. The Fund will invest in securities of various credit qualities (i.e., investment grade and non-investment grade, which are commonly referred to as “high yield” securities or “junk bonds”) and maturities (i.e., long-term, intermediate and short-term). The Fund will invest in debt obligations issued by sovereign, quasi-sovereign and private (non-government) emerging market issuers as well as U.S. dollar-denominated securities issued by non-U.S. companies.

It is expected that, under normal market conditions, at least 40% of the Fund’s assets will be invested in the securities of companies that are tied economically to at least three countries outside the U.S.

The Fund may invest in fixed income and debt obligations of any kind. Fixed income obligations include bonds, debt securities and fixed income and income-producing instruments of any kind issued or guaranteed by governmental or private-sector entities and other securities or instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may, from time to time, invest significantly in a specific credit quality, such as high-yield, or maturity, such as short-term.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage. The Fund may enter into currency-related transactions, including spot transactions, forward exchange contracts and futures contracts.

A Sub-adviser may sell a security for a variety of reasons, including, among other things, if it believes a corporate action or announcement will affect the issuer or that it would be advantageous to do so.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Bank Loans Risk. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign and Emerging Markets Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by a Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers (the Sub-advisers), each of which is responsible for investing a portion of the assets of the Fund as allocated by the Adviser. The Adviser’s portfolio management team is jointly and primarily responsible for overseeing the Sub-advisers and the Fund. Where more than one person is listed with respect to a Sub-adviser, the sub-advisory team is jointly and primarily responsible for the portion of the Fund’s assets allocated to such Sub-adviser.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
CrossingBridge Advisors, LLC David K. Sherman, Portfolio Manager	2017

DoubleLine Capital LP Luz M. Padilla, Lead Portfolio Manager Mark Christensen, Portfolio Manager and Senior Credit Analyst Su Fei Koo, Portfolio Manager and Senior Credit Analyst	2017 2017 2017

Nuveen Asset Management, LLC Douglas M. Baker, CFA, Senior Vice President Brenda A. Langenfeld, CFA, Vice President	2017 2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Municipal Fixed Income Fund (DMFFX)

Investment objective

Current income that is exempt from federal income taxation.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.24%

Total Annual Fund Operating Expenses	0.94%

Fee Waivers and Expense Reimbursements	(0.01%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.93%*

*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$95	$299

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities that pay interest that is exempt from regular federal income tax. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors. Currently, the Fund’s assets are managed by a single Sub-adviser, subject to the oversight of the Adviser.

In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued (although there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction), although municipal instruments issued for certain purposes may not be tax-exempt. For shareholders subject to the alternative minimum tax (“AMT”), a limited portion of the Fund’s dividends may be subject to federal tax.

The Fund primarily invests in investment grade debt obligations, but may invest to a limited extent in obligations that are rated below-investment grade (commonly referred to as “junk bonds”).

A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between three and ten years.

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest, to a lesser extent, in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non-hedging purposes.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Exchange-Traded Funds (ETFs) Risk. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by a Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, healthcare, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Puerto Rico Investment Risk. To the extent the Fund invests in Puerto Rico municipal securities, the Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Tax Risk. The risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends. Some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the federal alternative minimum tax. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers (the Sub-advisers), each of which is responsible for investing a portion of the assets of the Fund as allocated by the Adviser. The Adviser’s portfolio management team is jointly and primarily responsible for overseeing the Sub-advisers and the Fund. Where more than one person is listed with respect to a Sub-adviser, the sub-advisory team is jointly and primarily responsible for the portion of the Fund’s assets allocated to such Sub-adviser.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Northern Trust Investments, Inc. Timothy T. A. McGregor, Senior Vice President	2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor’s state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Destinations Multi Strategy Alternatives Fund (DMSFX)

Investment objective

Long term growth of capital with reduced correlation to equity and fixed income markets.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.35%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses (AFFE)	0.28%

Total Annual Fund Operating Expenses	1.91%

Fee Waivers and Expense Reimbursements	(0.47%)

Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	1.44%*

*	Effective March 20, 2017, the Fund’s adviser, Brinker Capital, Inc. (“Brinker” or the “Adviser”), has contractually agreed to waive a portion of its management fee for a period of one year as necessary to keep the Fund’s management fee from exceeding 0.39% more than the total amount of sub-advisory fees paid by the Adviser. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by the Adviser plus 0.39%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2018. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After 1 year	After 3 years
$147	$554

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. The Fund had not yet commenced investment operations as of the date of this Prospectus.

Principal investment strategies

The Fund, under normal market conditions, employs a strategy intended to generate long term growth across market cycles with reduced correlation to the equity and fixed market markets.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser will also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), including open-end funds, closed-end funds and exchange traded funds (Underlying Funds). The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between the Underlying Funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Underlying Funds or Sub-Advisers that are employed may apply any of a variety of investment strategies, which may include: (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; (ii) event driven strategies, such as distressed securities, special situations and merger arbitrage; and (iii) arbitrage strategies, such as fixed income or interest rate arbitrage, convertible arbitrage, and equity market neutral.

The Fund invests primarily in U.S., foreign and emerging markets securities, equity securities of all types and capitalization ranges, investment and non-investment grade fixed income securities (junk bonds) of any duration or maturity issued by corporations or governments (including foreign governments), bank loans, commodities, currencies, warrants, depositary receipts, real estate investment trust (REITs), structured products, floating rate instruments, exchange traded funds, exchange-traded notes and derivative instruments (which may involve leverage), principally, options, futures contracts, options on futures contracts, forward contracts and swap agreements. In addition, the Fund may invest in cash and cash equivalents, commercial paper, money market instruments and other short-term obligations to achieve its investment goal. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors.

In selecting investments for purchase and sale, the Sub-advisers may seek investment opportunities where a catalyst has been identified that is expected to occur within the near to immediate term, generally within twelve months, to unlock the value embedded in the investment opportunity.

The Fund may invest a significant portion of its assets in a particular geographic region or country, including emerging markets countries.

The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes the Fund needs to generate cash to invest in more attractive opportunities, the average maturity of the Fund needs to be adjusted and the country or sector exposure needs to be altered.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks of investing in the Fund

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Asset-Backed Securities Risk. The risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

Bank Loans Risk. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders.

Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Depositary Receipts Risk. Because the Fund may invest in ADRs and other domestically-traded securities of foreign companies, the Fund’s share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Exchange-Traded Note (ETNs) Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Securities Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.

High Yield (Junk Bonds) Risk. The risk that debt instruments rated below investment grade or debt instruments that are unrated and determined by a Sub-adviser to be of comparable quality are predominantly speculative. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

Interest Rate Risk. The risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Mortgage-Backed Securities Risk. The risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Real Estate Investment Trusts (REITs) Risk. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. Generally the short sales in which the Fund may invest will not be “against the box,” meaning the Fund will not own the shorted security, so theoretically the potential loss resulting from short sales is unlimited.

Small-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects. These risks may be heightened with respect to micro-cap companies.

Sovereign Obligation Risk. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Funds may have limited recourse in the event of a default.

U.S. Government Securities Risk. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Performance

The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Investment adviser

Brinker Capital, Inc. serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Adviser selects and oversees professional money managers (the Sub-advisers), each of which is responsible for investing a portion of the assets of the Fund as allocated by the Adviser. The Adviser’s portfolio management team is jointly and primarily responsible for overseeing the Sub-advisers and the Fund. Where more than one person is listed with respect to a Sub-adviser, the sub-advisory team is jointly and primarily responsible for the portion of the Fund’s assets allocated to such Sub-adviser.

Portfolio Manager	Experience with the Fund	Title with Adviser
Jeff Raupp, CFA	2017	Senior Vice President

Amy Magnotta, CFA	2017	Senior Investment Manager

Leigh Lowman	2017	Investment Manager

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
Avenue Capital Group II, L.P. Jeffrey J. Gary, Senior Portfolio Manager	2017

Driehaus Capital Management LLC

KC Nelson, Lead Portfolio Manager

Elizabeth Cassidy, Portfolio Manager

Michael Caldwell, Assistant Portfolio Manager

Yoav Sharon, Assistant Portfolio Manager

Matt Schoenfeld, Assistant Portfolio Manager

2017 2017 2017 2017 2017

RiverNorth Capital Management, LLC Patrick W. Galley, CFA, Chief Investment Officer and Portfolio Manager Stephen A. O’Neill, CFA, Portfolio Manager	2017 2017

Purchase and sale of Fund shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

There are no initial or subsequent minimum purchase amounts for the Funds. Orders to sell or “redeem” shares must be placed directly with Brinker Capital. You may purchase or redeem shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open.

Tax information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two.

Payments to financial intermediaries

Neither Brinker Capital nor the Fund pays financial intermediaries for the sale of Fund shares. If your Fund shares are held through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay such intermediary for services that the intermediary provides to you as a shareholder of the Funds, such as setting up and maintaining your account, processing and settling transactions, providing account statements, maintaining records, and sending you prospectuses and other reports.

Fund Details

Unless otherwise explicitly stated herein, the investment policies, strategies and restrictions of the Funds are not fundamental and may be changed by the Board, without shareholder approval. Further, the investment objectives of the Funds are not fundamental and may be changed by the Board without shareholder approval.

Destinations Large Cap Equity Fund

Investment objective

Long term capital appreciation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of large capitalization companies. The Fund defines large cap companies as companies whose market capitalizations typically fall within the range of the Russell 1000® Index, which ranged from approximately $2.0 billion to $550 billion as of the last reconstitution of the index on May 27, 2016. The market capitalization of the companies in large cap market indices and the Fund’s portfolio changes over time. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser” or “Brinker Capital”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures, and other securities with equity characteristics. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors, including:

•	potential for long-term growth or long-term capital appreciation;

•	market capitalization, price-to-earnings ratio, rate of earnings growth, and dividend yield;

•	valuation in relation to intrinsic value, as indicated earnings and cash flow potential, the asset value of the company, or other or indicators;

•	strong cash flow and potential for strong future cash flow and future dividend yields;

•	the ability to sustain earnings momentum during economic downturns;

•	occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth;

•	whether the company has a sustainable competitive advantage or a high barrier to entry in place through a cost advantage, economies of scale, customer loyalty, or a government barrier (e.g., license or subsidy); or

•	a company’s plans for future operations.

The Fund may also invest in futures contracts for speculative or hedging purposes.

In pursuing the Fund’s investment objective, a Sub-adviser has the discretion to deviate from the Fund’s normal investment criteria when it believes that a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO).

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act, including open-end funds, closed-end funds, and exchange traded funds. The Fund may specifically use exchange-traded funds to passively invest the assets of the Fund, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the security will no longer contribute to meeting the investment objective of the Fund;

•	selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities;

•	the security has met the Sub-adviser’s valuation expectations;

•	the company has failed to meet expectations;

•	there has been a deterioration in the underlying fundamentals of a company;

•	structural, business or regulatory changes will affect the company;

•	the intermediate- and long-term prospects for a company are poor;

•	another security may offer a better investment opportunity;

•	an individual security has reached its sell target; or

•	other portfolio or risk management considerations support selling the security.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as futures, may involve significant risks. Derivatives are financial instruments a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly.

The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Small-Mid Cap Equity Fund

Investment objective

Long term capital appreciation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of small- and mid-capitalization companies. The Fund defines small-mid cap companies as companies whose market capitalizations typically fall within the range of either the Russell Midcap® Index or the Russell 2000® Index, which together ranged from approximately $15 million to $28.6 billion as of the last reconstitution of the indexes on May 27, 2016. The market capitalization of the companies in small-mid cap market indices and the Fund’s portfolio changes over time. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common and preferred stock, rights or warrants to purchase common or preferred stock, securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures, and other securities with equity characteristics. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors about the company or the market, which may include:

•	potential for long-term growth or long-term capital appreciation;

•	potential catalysts that may cause an upward re-rating of the stock’s valuation;

•	the company’s price-to-earnings, price-to-book, price-to-cash flow and other financial positions;

•	the company’s historical valuation levels;

•	the company’s relative valuation;

•	the company’s competitive position;

•	the dynamics of the industry in which the company operates;

•	a company’s plans for future operations; or

•	macroeconomic and behavioral factors affecting the company and its stock price.

In selecting investments for purchase and sale, the Sub-advisers may choose companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history.

The Fund will invest a portion of its assets in securities of micro-cap companies. The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the United States, but in some instances may be headquartered in or doing a substantial portion of their business overseas. Although most assets will typically be invested in U.S. common stocks, the Fund may invest directly in foreign stocks or indirectly through depositary receipts in keeping with the Fund’s objectives. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO).

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act, including open-end funds, closed-end funds, and exchange traded funds. The Fund may specifically use exchange-traded funds to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the security will no longer contribute to meeting the investment objective of the Fund;

•	selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities;

•	the security’s valuation is no longer attractive;

•	the company has failed to meet expectations;

•	there has been a deterioration in the underlying fundamentals of a company;

•	the risk/reward assessment of the holding has changed;

•	a determination that the holding is efficiently priced;

•	another security may offer a better investment opportunity; or

•	other portfolio or risk management considerations support selling the security.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Micro capitalization risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some U.S. micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the investment adviser’s estimate of the company’s current worth, also involve increased risk.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations International Equity Fund

Investment objective

Long term capital appreciation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund’s assets will primarily be invested in foreign equity securities, including emerging market and frontier market equity securities, of any capitalization. Equity securities include common stock, preferred stock and securities convertible into common stock or preferred stock, warrants and rights, depositary receipts, and other securities with equity characteristics (for example, participatory notes or derivatives linked to a basket of underlying equity securities, certain options on common stock, and exchange-traded funds).

The Fund’s Sub-advisers will employ a number of different investment approaches. The portfolios of some Sub-advisers may, at times, be concentrated in companies from a particular geographic region or a single country or small number of countries. These Sub-advisers may also concentrate their portfolio, at times, in companies of a single or small number of industries or sectors, including consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities. Other Sub-advisers will manage a more broadly diversified portfolio that focuses more on stocks of larger companies or various capitalization levels. Other Sub-advisers may invest in foreign companies with market capitalizations of less than $1 billion, referred to as “micro-cap” companies.

It is expected that, under normal market conditions, at least 40% of the Fund’s assets will be invested in the securities of companies that are tied economically to at least three countries outside the U.S. The Fund typically will treat a company domiciled, incorporated, organized, headquartered or located and/or principally traded in the U.S. as tied economically to a country or countries outside the U.S., if the company (i) derives at least 50% of its revenues or profits from goods produced or sold, investment made, or services performed in the country or countries outside the U.S., or (ii) has at least 50% of its assets in that country or countries.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics, in each case determined by the applicable Sub-adviser at the time of purchase. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging countries with even smaller national economies.

A Sub-adviser will select securities based on its assessment of one or more of a variety of factors, including:

•	potential for long-term growth or long-term capital appreciation;

•	whether it believes the security is undervalued compared to its intrinsic value, present or anticipated earnings, cash flow, or book value;

•	fundamental analysis of individual issuers;

•	quantitative modeling that systematically evaluate issuers;

•	the global economic backdrop and the Sub-adviser’s outlook with respect to certain industries, sectors, and individual countries;

•	the overall prospects for the applicable market or industry;

•	whether the company is capable of achieving and sustaining above-average, long-term earnings growth;

•	whether the company demonstrates leading or improving market position;

•	whether the company occupies an attractive business niche;

•	if the company has an attractive or improving franchise or industry position;

•	if the company has a seasoned management team or strong leadership;

•	whether the company has stable or improving earnings and/or cash flow, or a sound or improving balance sheet;

•	evaluations based in-person meetings with senior management;

•	whether the company has sustainable competitive advantages or the ability to weather economic downturns; or

•	other portfolio or risk management considerations support selling the security.

The Fund’s investments in developing countries generally are traded in currencies other than U.S. dollars. As a result, certain Sub-advisers will buy and sell foreign currencies to facilitate transactions in portfolio securities. Certain Sub-advisers will invest in derivatives, including futures, forwards, options and swaps, primarily to increase or decrease currency exposure and for other investment purposes. However, not all Sub-advisers will hedge their portfolios against possible fluctuations in exchange rates. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO), and may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the security will no longer contribute to meeting the investment objective of the Fund;

•	selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities;

•	the security has met the Sub-adviser’s valuation expectations;

•	the company has failed to meet expectations;

•	there has been a deterioration in the underlying fundamentals of a company;

•	structural, business or regulatory changes will affect the company;

•	the intermediate- and long-term prospects for a company are poor;

•	another security may offer a better investment opportunity; or

•	an individual security has reached its sell target.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Concentration Risk. Issuers in a single country, a small number of countries, or a particular geographic region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the countries or regions in which the fund’s assets are invested. Similarly, issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions. If the Fund invests a significant percentage of the fund’s assets in issuers within an industry or sector, the fund’s performance will be affected by conditions in that industry or sector.

Consumer Discretionary Sector Risk. Industries in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing, and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Consumer Staples Sector Risk. The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Health Care Sector Risk. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.

Industrials Sector Risk. Industries in the industrials sector include companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining, and construction, and can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Information Technology Sector Risk. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Materials Sector Risk. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, and labor relations may adversely affect companies engaged in the production and distribution of materials.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swaps and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised.

For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Micro capitalization risk. The securities of micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volumes than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some U.S. micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. Their securities generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are small-cap and mid-cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling micro-cap securities. Such companies also may have limited markets, financial resources or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments. These conditions, which create greater opportunities to find securities trading well below the investment adviser’s estimate of the company’s current worth, also involve increased risk.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Frontier markets risk. Frontier markets, considered by the Fund to be a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market. The stocks of value companies can continue to be undervalued for long periods of time, may not realize their expected value, and can be more volatile than the market in general.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Equity Income Fund

Investment objective

Primary objective of current income with secondary objective of long-term capital appreciation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying securities of both U.S.-based and foreign companies. The Fund defines dividend-paying securities as high dividend-paying common and preferred stocks with dividend growth potential. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in common stock, preferred stock, Real Estate Investment Trusts (REITs), foreign securities, American Depositary Receipts (ADRs), equity-linked notes and derivatives that are believed to be attractively valued and to have the potential for long-term growth. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors, including:

•	current yield;

•	dividend growth capability and dividend history;

•	potential for long-term growth or long-term capital appreciation;

•	balance sheet strength;

•	earnings per share and free cash flow sustainability;

•	dividend payout ratio; or

•	performance during periods of market weakness.

In selecting investments for purchase and sale, the Fund seeks to deliver a dividend yield that is higher than the broad market and to pursue competitive performance in both up and down markets.

The Fund may invest up to 40% of its net assets in foreign securities, including emerging markets. The Sub-adviser may attempt to hedge against unfavorable changes in currency exchange rates by engaging in forward currency transactions or currency swaps and trading currency futures contracts and options on these futures. However, a Sub-adviser may choose not to, or may be unable to, hedge the Fund’s currency exposure.

In pursuing the Fund’s investment objective, the Sub-adviser has the discretion to deviate from the Fund’s normal investment criteria by investing its assets in shorter-term debt securities and similar obligations or holding cash. It may do this in response to usual circumstances, such as: adverse market, economic or other conditions; to maintain liquidity to meet shareholders redemptions; or to accommodate cash inflows.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO).

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), including open-end funds, closed-end funds, and ETFs. The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the security will no longer contribute to meeting the investment objective of the Fund;

•	the combination of dividend yield and dividend growth becomes inadequate;

•	the investment thesis deteriorates;

•	diminished management commitment to the dividend;

•	the valuation becomes expensive relative to various valuation measures;

•	the stock’s weighting in the portfolio exceeds appropriate level;

•	deterioration in issuer’s financial circumstances or fundamental prospectus; or

•	if other investments become more attractive.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swaps and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements. Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Dividend Income Risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. Because a dividend is always a positive contributor to total return, dividend-paying stocks are typically less volatile than non-dividend-paying stocks. Accordingly, the Fund’s performance may lag behind the general market when dividend-paying stocks are out of favor.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Real Estate Investment Trust (REITs) Risk. REITs, including foreign REITS and REIT-like entities, are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property. Foreign REITS and REIT-like entities can also be subject to currency risk, emerging market risk, limited public information, illiquid trading and the impact of local laws.

REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Real Assets Fund

Investment objective

Long term capital appreciation with some inflation protection.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “real assets” and securities of companies that derive at least 50% of their profits or revenues from, or commit at least 50% of assets to, real assets and activities related to real assets. Real assets are defined broadly by the fund and are considered to include any assets that have physical properties, such as energy and natural resources, real estate, basic materials, equipment, utilities and infrastructure, and commodities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund seeks to achieve its investment objective by allocating its assets among one or more of the following general investment categories: domestic and international real estate and securities of companies tied to the real estate industry; utilities and infrastructure; natural resources and commodities; and master limited partnerships (MLPs). Under normal market conditions, the Fund will invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their principal business activities in the energy and other natural resources groups of industries. The Fund considers a company to be principally engaged in natural resources industries if the Sub-adviser believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in natural resource industries. A portion of the Fund’s assets may also be invested in securities of companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser will also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors. Currently, the Fund’s assets are managed by a single Sub-adviser, subject to the oversight of the Adviser.

The Sub-adviser will select securities based on its assessment of one or more of a variety of factors, which may include:

•	the supply cost curve of a given commodity;

•	the asset location along the supply cost curve;

•	the inventory of future projects;

•	the management team quality;

•	a country’s risk; or

•	whether the stock price reflects a limited possibility of permanent capital impairment.

In selecting investments for purchase and sale, the Sub-adviser seeks to identify companies that have the potential to provide favorable long-term investment performance in any of the real asset industries over a commodity price cycle.

The Fund may invest in securities of issuers located anywhere in the world and will normally invest in securities of companies located in at least one country other than the United States. Activities related to real assets may include, but are not limited to, the development, production or distribution of real assets; the development of technologies for the production or efficient use of real assets; or the furnishing of related supplies or services.

The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund may also at times, but will not necessarily, hold a substantial portion of its assets in cash or cash equivalents.

A portion of the Fund’s assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry (“real estate companies”). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (“REITs”), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.

A portion of the Fund’s assets may be invested in securities of companies that primarily own, explore, mine, process or otherwise develop natural resources, or supply goods and services to such companies. Natural resources generally include precious metals, such as gold, silver and platinum, ferrous and nonferrous metals, such as iron, aluminum and copper, strategic metals such as uranium and titanium, hydrocarbons such as coal, oil and natural gas, timberland, undeveloped real property and agricultural commodities.

A portion of the Fund’s assets may be invested in MLPs. Generally, MLPs are engaged in the transportation, storage, processing, refining, marketing, production, or mining of natural resources. The Fund invests primarily in the mid-stream category of MLPs, which is generally comprised of pipelines used to gather, process, transport, and distribute natural gas, crude oil, and refined petroleum products.

The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act of 1940, as amended, including open-end funds, closed-end funds, and ETFs. The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

The Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the security will no longer contribute to meeting the investment objective of the Fund;

•	selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities;

•	the asset location along the supply cost curve has changed in a way that favors selling the asset;

•	changes in the inventory of future projects;

•	the management team quality has declined; or

•	increases in a country’s risk make the investment less favorable.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

Concentration Risk. Concentrating investments in the real assets sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In particular, the Fund’s investments will be concentrated in companies that conduct their principal business activities in the energy and other natural resources groups of industries. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the real assets sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swaps and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements. Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

Real Estate Investment Trust (REITs) Risk. REITs, including foreign REITS and REIT-like entities, are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property. Foreign REITS and REIT-like entities can also be subject to currency risk, emerging market risk, limited public information, illiquid trading and the impact of local laws.

REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Core Fixed Income Fund

Investment objective

Maximize current income and total return.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of fixed income instruments. The Fund defines fixed income instruments as a fixed income security, a security issued at a discount to its face value, a security that pays interest, whether fixed, floating or variable, or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of that security. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior written notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in bonds, debt, and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, corporate bonds, junk bonds, bank loans, loan participations and assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO). An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors; including:

•	maturity;

•	coupon rates;

•	economic sectors represented by the securities;

•	credit quality of the securities;

•	the overall prospects for the applicable market or industry;

•	the global economic backdrop and the Sub-adviser’s outlook with respect to certain industries and sectors;

•	whether or not the securities are callable; or

•	weighted average duration.

Each Sub-adviser monitors the duration of its portion of the Fund’s portfolio to seek to assess and, in its discretion, adjust the portfolio’s exposure to interest rate risk. In managing the Fund’s investments, under normal market conditions, each Sub-adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than ten years. The Sub-advisers may have different target durations for their respective portion of the Fund’s assets.

The Fund may invest a substantial portion of its nets assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by a Sub-adviser to be of comparable quality. Mortgage-backed securities include, among others, government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities and inverse floaters.

The Fund may invest in junk bonds, bank loans and assignments rated below investment grade or unrated but determined by the Sub-adviser to be of comparable quality, and credit default swaps of companies in the high yield universe. The Sub-Advisers do not consider the term “junk bond” to include any mortgage-backed securities or any other asset-backed securities regardless of their credit quality. The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act, including open-end funds, closed-end funds, and ETFs. The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	there is a better investment opportunity;

•	the portfolio securities no longer represent relatively attractive investment opportunities;

•	when the portfolio managers perceive deterioration in the credit fundamentals of the issuer; or

•	when the portfolio managers believe it would be appropriate to do so in order to readjust duration of the Fund’s investment portfolio.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Asset-Backed Securities Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. There is a risk that borrowers may default on their obligations in respect of certain underlying obligations of asset-backed securities. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment as are some mortgage-backed securities. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Bank Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swaps and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such

ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Loan Assignment/Loan Participation Risk. If a bank loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. If a bank loan is acquired through a participation, the Fund generally will have no right to enforce against the borrower compliance by the borrower with the terms of the loan agreement, and the Fund may not benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Mortgage-Backed Securities Risk. Mortgage-backed securities include, among other things, participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:

Credit and Market Risks of Mortgage-Backed Securities. Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The Fund also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency.

Commercial Mortgage-Backed Securities (CMBS). CMBS include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner, prepayment risk (described below). Mortgage-backed securities also are subject to extension risk (described above). In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem or pay-off the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. Investments in privately issued mortgage-backed securities may have less liquidity than mortgage-backed securities that are issued by a federal government agency. Because mortgage-backed securities have the potential to be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity when disfavored by the market. It is possible that the Fund may be unable to sell a mortgage-backed security at a desirable time or at the value the Fund has placed on the investment.

Collateralized Mortgage Obligations (CMOs). There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The expected average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (ARMs) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.

Interest and Principal Only Securities Risk. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of debt instruments, such as mortgage loans. In one type of stripped mortgage-backed security, one class will receive all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal from the mortgage assets (the principal-only, or “PO” class).

Inverse Floaters and Related Securities Risk. Investments in inverse floaters and similar instruments expose the Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

U.S. Government Securities Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Low Duration Fixed Income Fund

Investment objective

Current income.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its total assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income securities. The Fund will normally be constructed of securities with an average portfolio duration of three years or less. The Fund defines duration as the approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund primarily invests in bonds, debt, fixed income and income-producing instruments issued by governmental or private-sector entities, including mortgage-backed securities, junk bonds, corporate debt, asset-backed securities, foreign securities (including emerging markets), inflation-indexed bonds, bank loans and assignments, collateralized loan obligations and preferred securities. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO). An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors; including:

•	security selection within a given sector;

•	relative performance of the various market sectors;

•	the shape of the yield curve; or

•	fluctuations in the overall level of interest rates.

The Fund may invest some of its assets in securities that have not been called or tendered having a maturity date in excess of three years. The Fund may also invest some or all of its net assets in fixed income and other income-producing instruments rated below investment grade and those that are unrated but determined by the Fund’s Sub-adviser to be of comparable credit quality. The Sub-adviser does not consider the term “junk bonds” to include any mortgage-backed securities or any other asset-backed securities, regardless of their credit rating or credit quality.

The Fund may invest without limit in mortgage-backed securities of any maturity or type, including those guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, as well as those of private issuers not subject to any guarantee. Mortgage-backed securities include, among others, government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities (e.g., interest-only and principal-only securities) and inverse floaters.

The Fund may also invest in other investment companies or private investment vehicles managed by the Sub-adviser.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain or reduce, long or short exposure to one or more asset classes or issuers.

The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund may also allocate assets to unaffiliated funds that are registered under the Investment Company Act of 1940, as amended, including open-end funds, closed-end funds, and ETFs. The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	a corporate action or announcement may affect the issuer;

•	the security may be purchased at a discount and/or sold prior to maturity and it would be advantageous to do so;

•	there is a better investment opportunity;

•	the portfolio securities no longer represent relatively attractive investment opportunities;

•	there is a deterioration in the credit fundamentals of the issuer; or

•	the individual security has reached the sell target.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Asset-Backed Securities Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. There is a risk that borrowers may default on their obligations in respect of certain underlying obligations of asset-backed securities. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment as are some mortgage-backed securities. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Bank Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.

Collateralized Loan Obligations (CLOs) Risk. CLO securities are non-recourse obligations of their issuer payable solely from the related underlying collateral or its proceeds. Therefore, as a holder of CLOs, the Fund must rely only on distributions on the underlying collateral or related proceeds for payment. If distributions on the underlying collateral are insufficient to make payments on the CLO securities, no other assets will be available for payment of the deficiency. As a result, the amount and timing of interest and principal payments in respect of CLO securities will depend on the performance and characteristics of the related underlying collateral.

Recent legislation, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act, together with uncertainty about the nature and timing of regulations that will be promulgated to implement such legislation, may continue to create uncertainty in the credit and other financial markets. Given that all applicable final implementing rules and regulations have not yet been published or are not yet in effect, the potential impact of these actions on CLOs that may be owned by the Fund is unknown. If existing transactions are not exempted from the new rules or regulations, compliance with those rules and regulations could impose significant costs on the issuers of CLOs and ultimately adversely impact the holders (including the Fund) of those types of securities.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swaps and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain

ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Mortgage-Backed Securities Risk. Mortgage-backed securities include, among other things, participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:

Credit and Market Risks of Mortgage-Backed Securities. Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The Fund also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency.

Commercial Mortgage-Backed Securities (CMBS). CMBS include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner, prepayment risk (described below). Mortgage-backed securities also are subject to extension risk (described above). In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem or pay-off the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. Investments in privately issued mortgage-backed securities may have less liquidity than mortgage-backed securities that are issued by a federal government agency. Because mortgage-backed securities have the potential to be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity when disfavored by the market. It is possible that the Fund may be unable to sell a mortgage-backed security at a desirable time or at the value the Fund has placed on the investment.

Collateralized Mortgage Obligations (CMOs). There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The expected average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (ARMs) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.

Interest and Principal Only Securities Risk. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of debt instruments, such as mortgage loans. In one type of stripped mortgage-backed security, one class will receive all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal from the mortgage assets (the principal-only, or “PO” class).

Inverse Floaters and Related Securities Risk. Investments in inverse floaters and similar instruments expose the Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

U.S. Government Securities Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Global Fixed Income Opportunities Fund

Investment objective

Maximize total return.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Fund invests primarily in investment grade and non-investment grade debt, preferred stock, convertible bonds, bank loans, high yield bonds and income producing equities. The Fund will invest in securities of various credit qualities (i.e., investment grade and non-investment grade, which are commonly referred to as “high yield” securities or “junk” bonds”) and maturities (i.e., long-term, intermediate and short-term). The Fund will invest in debt obligations issued by sovereign, quasi-sovereign and private (non-government) emerging market issuers as well as U.S. dollar-denominated securities issued by non-U.S. companies. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO).

It is expected that, under normal market conditions, at least 40% of the Fund’s assets will be invested in the securities of companies that are tied economically to at least three countries outside the U.S. The Fund typically will treat a company domiciled, incorporated, organized, headquartered or located and/or principally traded in the U.S. as tied economically to a country or countries outside the U.S., if the company (i) derives at least 50% of its revenues or profits from goods produced or sold, investment made, or services performed in the country or countries outside the U.S., or (ii) has at least 50% of its assets in that country or countries.

The Fund may invest in fixed income and debt obligations of any kind. Fixed income obligations include bonds, debt securities and fixed income and income-producing instruments of any kind issued or guaranteed by governmental or private-sector entities and other securities or instruments bearing fixed, floating, or variable interest rates of any maturity. The Fund may, from time to time, invest significantly in a specific credit quality, such as high-yield, or maturity, such as short-term.

Preferred securities generally pay fixed or adjustable rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company’s assets, but are junior to most other forms of the company’s debt, including both senior and subordinated debt.

Sovereign and quasi-sovereign emerging market issuers include governments of emerging market countries, and governmental entities or agencies, and issuers that are owned, in whole or in part, or whose obligations are guaranteed, in whole or in part, by a government or governmental entity or agency of an emerging market country. Private emerging market issuers include private (non-governmental) issuers domiciled or located in emerging market countries, issuers with their principal place of business or corporate headquarters located in an emerging market country, or issuers the Adviser has determined are emerging market issuers based on a consideration of a number of qualitative factors, including the relative importance of emerging markets to the issuer’s business, including the issuer’s profits, revenues, assets and/or future potential growth.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics, in each case determined by the applicable Sub-adviser at the time of purchase.

A Sub-adviser will select securities based on its assessment of one or more of a variety of factors; including:

•	bottom-up analysis of the enterprise value of the issuing company;

•	economic factors such as the effect of interest rates;

•	the security’s maturity and how it will affect the target effective duration for the Sub-adviser’s portfolio; or

•	the Sub-adviser’s analysis of internal political, market and economic factors, including public finances, monetary policy, external accounts, financial markets, foreign investment regulations, stability of exchange rate policy and labor conditions.

The Fund may also invest in hybrid securities relating to emerging market countries. A third party or a Sub-adviser may create a hybrid security by combining an income-producing debt security and the right to receive payment based on the change in the price of an equity security.

The Fund may enter into derivatives transactions and other instruments of any kind for hedging purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund also may use derivatives transactions with the purpose or effect of creating investment leverage. The Fund may use futures contracts and other derivatives to gain long or short exposure to one or more physical commodities or indexes of commodities. The Sub-advisers may seek to manage the dollar-weighted average effective duration of the Fund’s portfolio through the use of derivatives and other instruments (including, among others, Treasury futures, inverse floaters, futures contracts, interest rate swaps, total return swaps and options, including swaptions).

The Fund may enter into currency-related transactions, including spot transactions, forward exchange contracts and futures contracts. The Fund may, but will not necessarily, enter into foreign currency exchange transactions to take a “long” or “short” position in a currency or to hedge against currency exposure in its portfolio.

Sub-advisers will have the capability to short securities, including ETFs, to hedge their portfolios if they believe it is consistent with achieving their portfolio’s objective.

If a Sub-adviser is unable to find suitable investments for the entire portion of its portfolio, any uninvested assets may be held in cash or similar investments.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	a corporate action or announcement will affect the issuer;

•	the Sub-adviser believes it is advantageous to do so;

•	when the portfolio managers determine to take advantage of what they consider to be a better investment opportunity;

•	when the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities;

•	when the portfolio managers perceive deterioration in the credit fundamentals of the issuer; or

•	when the individual security has reached the portfolio managers’ sell target.

To a lesser extent, the Fund may invest in corporate debt securities, U.S. government and agency debt and taxable municipal securities.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Bank Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swaps and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Preferred Securities Risk. The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Municipal Fixed Income Fund

Investment objective

Current income that is exempt from federal income taxation.

Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income securities that pay interest that is exempt from regular federal income tax. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in shares of one or more exchange-traded funds (ETFs), which use a passive management (i.e., index-tracking) strategy. When determining how to allocate the Fund’s assets between ETFs and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors. Currently, the Fund’s assets are managed by a single Sub-adviser, subject to the oversight of the Adviser.

In seeking high current income exempt from regular federal income tax, the Fund will invest in municipal instruments, which are fixed-income obligations issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof. Interest income received by holders of municipal instruments is often exempt from the federal income tax and from the income tax of the state in which they are issued (although there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction), although municipal instruments issued for certain purposes may not be tax-exempt.

The Fund may invest in general obligation bonds secured by the issuer’s full faith, credit and taxing power, revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities, industrial development bonds, moral obligation bonds, tax-exempt derivative instruments, stand-by commitments, municipal instruments backed by letters of credit, insurance or other forms of credit enhancement issued by domestic or foreign banks, insurance companies and other financial institutions. The Fund may invest in companies with limited operating histories and in companies conducting an initial public offering (IPO).

The Fund primarily invests in investment grade debt obligations, but may invest to a limited extent in obligations that are rated below-investment grade (commonly referred to as “junk bonds”).

For shareholders subject to the alternative minimum tax (“AMT”), a limited portion of the Fund’s dividends may be subject to federal tax.

In buying and selling securities for the Fund, the Sub-adviser uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the Sub-adviser will emphasize particular securities and types of securities (such as general obligation bonds, corporate-backed municipal bonds and revenue obligation bonds) that it believes will provide a favorable return in light of these risks.

The Fund’s dollar-weighted average maturity, under normal circumstances, will range between three and ten years.

In seeking to achieve its investment objective, the Fund may make significant investments in structured securities and also may invest, to a lesser extent, in futures contracts, options and swaps, all of which are considered to be derivative instruments, for both hedging and non-hedging purposes.

The Fund may also lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

The Fund’s investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Derivatives Risk. Derivatives, such as forwards, futures, swaps and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements. Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Exchange-Traded Funds (ETFs) Risk. The risks of owning interests of an ETF generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track. The shares of certain ETFs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETF’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. Most ETFs are passively-managed, meaning they invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of a passively-managed ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, healthcare, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Puerto Rico Risk. To the extent the Fund invests in Puerto Rico municipal securities, the Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico’s municipal issuers, are likely to affect the Fund’s performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico’s economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico’s economy relative to other economies that depend less on tourism.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Tax Risk. The risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends. Some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be, subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the federal alternative minimum tax. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Destinations Multi Strategy Alternatives Fund

Investment objective

Long term growth of capital with reduced correlation to equity and fixed income markets.

Principal investment strategies

The Fund will invest, under normal market conditions, employs a strategy intended to generate long term growth across market cycles with reduced correlation to the equity and fixed market markets.

The Fund employs a “multi-manager” strategy whereby Brinker Capital, Inc. (the “Adviser”) allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser will also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), including open-end funds, closed-end funds and exchange traded funds (Underlying Funds). The Fund may specifically use ETFs to gain passive investment exposure, transitioning the Fund’s portfolio or awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between the Underlying Funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.

The Underlying Funds or Sub-Advisers that are employed may apply any of a variety of investment strategies, which may include: (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; (ii) event driven strategies, such as distressed securities, special situations and merger arbitrage; and (iii) arbitrage strategies, such as fixed income or interest rate arbitrage, convertible arbitrage, and equity market neutral.

The Fund invests primarily in U.S., foreign and emerging markets securities, equity securities of all types and capitalization ranges, investment and non-investment grade fixed income securities (junk bonds) of any duration or maturity issued by corporations or governments (including foreign governments), bank loans, commodities, currencies, warrants, depositary receipts, real estate investment trust (REITs), structured products, floating rate instruments, exchange traded funds, exchange-traded notes and derivative instruments (which may involve leverage), principally, options, futures contracts, options on futures contracts, forward contracts and swap agreements. The Fund may also invest in companies with limited operating histories and in companies conducting an initial public offering (IPO). In addition, the Fund may invest in cash and cash equivalents, commercial paper, money market instruments and other short-term obligations to achieve its investment goal. An active management Sub-adviser will select securities based on its assessment of one or more of a variety of factors; including:

•	the relative risk to reward potential throughout the financial markets;

•	the ability to offer specific sector and style exposure in a cost and tax efficient manner;

•	the business model;

•	the competitive landscape;

•	upcoming product introductions;

•	recent and projected financial metrics;

•	cost; or

•	counterparty risk.

In selecting investments for purchase and sale, the Sub-advisers may seek investment opportunities where a catalyst has been identified that is expected to occur within the near to immediate term, generally within twelve months, to unlock the value embedded in the investment opportunity. Investment opportunities will often center on corporate events such as bankruptcies, mergers, acquisitions, refinancing, corporate reactions to government and regulatory agency rulings, earnings surprise and other corporate events.

The Fund may invest a significant portion of its assets in a particular geographic region or country, including emerging markets countries.

The 1940 Act restricts investments by registered investment companies such as the Fund, in securities of other investment companies, including ETFs. However, pursuant to exemptive orders issued by the SEC to various ETF sponsors, the Fund is permitted to invest in these ETFs beyond the limits set forth in the 1940 Act subject to certain terms and conditions set forth in the applicable exemptive order, including the condition that the Fund enter into an agreement with the relevant ETF sponsor prior to investing beyond the 1940 Act’s limits.

The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help Fund performance.

A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes:

•	the risk of a counterparty has increased;

•	the Fund should change its asset allocation;

•	the Fund needs to generate cash to invest in more attractive opportunities;

•	there has been a negative change in the fundamental or qualitative characteristics of the issuer;

•	the price of the security has approached, met or exceeded the target price;

•	the average maturity needs to be adjusted;

•	the Fund needs to shift assets into better yielding securities;

•	the country or sector exposure needs to be altered; or

•	an event-driven opportunity is not expected to occur.

The Fund may also sell securities when the Adviser reallocates assets among Sub-advisers or between passive and active management strategies.

Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

Principal risks

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.

The Fund’s principal risks include:

Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-Advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect.

Asset-Backed Securities Risk. Asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on asset-backed investments in lower-yielding investments. There is a risk that borrowers may default on their obligations in respect of certain underlying obligations of asset-backed securities. Certain assets underlying asset-backed securities are subject to prepayment, which may reduce the overall return to asset-backed security holders. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of underlying assets. Certain asset-backed securities do not have the benefit of the same security interest in the related collateral as do mortgage-backed securities; nor are they provided government guarantees of repayment as are some mortgage-backed securities. Credit card receivables generally are unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. In addition, some issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables.

Bank Loans Risk. Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Fund invests are usually rated below investment grade.

Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

Credit Risk. Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Currency Risk. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Investing in currencies or securities denominated in a foreign currency, entails risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency. If a currency used by a country or countries is replaced by another currency, the Fund’s Adviser would evaluate whether to continue to hold any investments denominated in such currency, or whether to purchase investments denominated in the currency that replaces such currency, at the time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective(s) and permitted under applicable law.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks.

Derivatives Risk. Derivatives, such as forwards, futures, swaps and options, may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference).

Derivatives could result in Fund losses if the underlying references do not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of adverse movement in the value, price or rate of the underlying reference (market risk), the risk of adverse movement in the value of underlying currencies (foreign currency risk) and the risk of adverse movement in underlying interest rates (interest rate risk).

Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Forwards. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country’s or region’s currency. The Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency strategy by the Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a reference instrument at a specified price, date and time. Entering into a contract to buy an underlying reference instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying reference instrument is commonly referred to as selling a contract or holding a short position in the underlying reference instrument. Futures contracts are considered to be commodity contracts. The Fund can buy or sell financial futures (such as interest rate futures, index futures and security futures), as well as currency futures and currency forward contracts.

Options. An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants the purchaser, in exchange for a premium payment, a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call (buy) option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put (sell) option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the Fund invests may decline due to general weakness in the stock market, economic or political conditions, or because of factors that affect a particular company or industry.

A particular company in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

With respect to investments in preferred stocks, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.

Risks of investing in equity securities can also vary depending on the size (or “market capitalization”) of the company.

Large capitalization risk. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, such as changes in technology and consumer tastes, and may suffer sharper price declines as a result of earnings disappointments.

Mid-capitalization risk. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small capitalization risk. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources and may be dependent upon a small or inexperienced management group.

Exchange-Traded Notes (ETNs) Risk. The Fund may invest in ETNs, which are notes representing unsecured debt of the issuer. ETNs are typically linked to the performance of an index plus a specified rate of interest that could be earned on cash collateral. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fixed Income Market Risk. The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve’s decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, including, for example, military confrontations, war and terrorism; occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Depositary receipts risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of ADRs, Global Depositary Receipts (GDRs) or European Depositary Receipts (EDRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries.

High Yield (Junk Bonds) Risk. Debt instruments rated below investment grade or debt instruments that are unrated and determined by the Adviser to be of comparable quality are predominantly speculative. They are usually issued by companies without long track records of sales and earnings or by companies with questionable credit strength. These instruments, commonly known as ‘junk bonds,’ have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to value these instruments accurately. An economic downturn could severely affect the ability of issuers (particularly those that are highly leveraged) to service their debt obligations or to repay their obligations upon maturity.

Interest Rate Risk. The risk that the values of debt instruments held by the Fund will change in response to changes in interest rates. In general, the value of a fixed-income instrument with positive duration will generally decline if interest rates increase, whereas the value of an instrument with negative duration will generally decline if interest rates decrease. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to increases in interest rates than a similar instrument with a shorter duration. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. For example, the price of a bond fund with an average duration of three years generally would be expected to fall approximately 3% if interest rates rose by one percentage point. Inverse floaters, interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other things). During periods of increasing interest rates, changes in the interest rate payments of adjustable rate instruments may lag the changes in market interest rates or may have limits on the maximum increase in interest rates. Conversely, there may not be any limitations or caps on the adjustment down of interest rate payments during periods of declining market interest rates.

Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-advisers’ approach to investing could cause it to underperform other managers that employ a different investment style. For example, growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Liquidity Risk. Liquidity risk refers to the possibility that securities cannot be readily sold within seven days at approximately the price at which the Fund has valued them. There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. An investment in the Fund could lose money over short or long periods.

Mortgage-Backed Securities Risk. Mortgage-backed securities include, among other things, participation interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders and involve, among others, the following risks:

Credit and Market Risks of Mortgage-Backed Securities. Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. The values of mortgage-backed securities may change because of changes in the market’s perception of the credit quality of the assets held by the issuer of the mortgage-backed securities or an entity, if any, providing credit support in respect of the mortgage-backed securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such securities, reducing the values of those securities or in some cases rendering them worthless. The Fund also may purchase securities that are not guaranteed or subject to any credit support. An investment in a privately issued mortgage-backed security may be less liquid and subject to greater credit risks than an investment in a mortgage-backed security that is issued or otherwise guaranteed by a federal government agency.

Commercial Mortgage-Backed Securities (CMBS). CMBS include securities that reflect an interest in, or are secured by, mortgage loans on commercial real property. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Prepayment, Extension and Redemption Risks of Mortgage-Backed Securities. Mortgage-backed securities may reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and historically have paid them off sooner, prepayment risk (described below). Mortgage-backed securities also are subject to extension risk (described above). In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem or pay-off the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Liquidity Risk of Mortgage-Backed Securities. Investments in privately issued mortgage-backed securities may have less liquidity than mortgage-backed securities that are issued by a federal government agency. Because mortgage-backed securities have the potential to be less liquid than other securities, the Fund may be more susceptible to liquidity risks than funds that invest in other securities. In the past, in stressed markets, certain types of mortgage-backed securities suffered periods of illiquidity when disfavored by the market. It is possible that the Fund may be unable to sell a mortgage-backed security at a desirable time or at the value the Fund has placed on the investment.

Collateralized Mortgage Obligations (CMOs). There are certain risks associated specifically with CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The expected average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions.

Adjustable Rate Mortgages. Adjustable Rate Mortgages (ARMs) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, many ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period.

Interest and Principal Only Securities Risk. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of debt instruments, such as mortgage loans. In one type of stripped mortgage-backed security, one class will receive all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal from the mortgage assets (the principal-only, or “PO” class).

Inverse Floaters and Related Securities Risk. Investments in inverse floaters and similar instruments expose the Fund to the same risks as investments in debt securities and derivatives, as well as other risks, including those associated with leverage and increased volatility. An investment in these securities typically will involve greater risk than an investment in a fixed rate security.

Multi-Manager Risk. The Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Municipal Securities Risk. The risk that municipal securities may be subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, healthcare, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Municipalities continue to experience difficulties in the current economic and political environment.

Portfolio Turnover Risk. Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund’s performance over time.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Real Estate Investment Trust (REITs) Risk. REITs, including foreign REITS and REIT-like entities, are subject to risks associated with the ownership of real estate. Some REITs experience market risk due to investment in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that such REIT could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments that a REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements impacting the REITs’ ability to qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. REITs also are subject to physical risks to real property, including weather, natural disasters, terrorist attacks, war, or other events that destroy real property. Foreign REITS and REIT-like entities can also be subject to currency risk, emerging market risk, limited public information, illiquid trading and the impact of local laws.

REITs include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under applicable tax laws or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even many of the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole.

Securities Lending Risk. The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund’s return. Generally the short sales in which the Fund may invest will not be “against the box,” meaning the Fund will not own the shorted security, so theoretically the potential loss resulting from short sales is unlimited.

Sovereign Obligation Risk. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Underlying Funds may have limited recourse in the event of a default.

U.S. Government Securities Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

About the Funds

Brinker Capital, Inc. (“Brinker Capital” or the “Adviser”), serves as the investment adviser for each series of the Brinker Capital Destinations Trust (the “Trust,” and each series, a “Fund,” and collectively, the “Funds”). The Funds share a “multi-manager” strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser,” and collectively, the “Sub-advisers”) who are responsible for investing the assets of the Funds.

The investments and strategies described in this Prospectus are those that the Adviser and the Sub-advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. A Fund will do so only if the Adviser or the Sub-advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. There is no guarantee that any Fund will achieve its investment objective. Unless otherwise explicitly stated herein, or in the Statement of Additional Information (“SAI”), the investment policies and restrictions of the Funds are not fundamental and may be changed by the Board of Trustees of the Trust (“Board”), without shareholder approval.

The Multi-Manager Strategy

[Brinker Capital acts as manager-of-managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits Brinker Capital, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval. As a manager-of-managers, Brinker Capital is ultimately responsible for the investment performance of the Funds. The Board supervises Brinker Capital and the sub-advisers and establishes policies that they must follow in their management activities. The exemptive order does not apply to any sub-adviser that is affiliated with the Funds or Brinker Capital.]

[The manager-of-managers structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. The manager-of-managers structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Consistent with the conditions of the SEC exemptive order, shareholders will be notified of any changes made to sub-advisers or sub-advisory agreements.]

The Adviser screens a universe of registered investment advisory firms and tracks the performance of these advisory firms. The Adviser continually evaluates the strength and performance of these firms, focusing on a number of key issues, including:

•	level of expertise

•	relative performance and consistency of performance

•	strict adherence to investment discipline or philosophy

•	personnel, facility and financial strength

•	quality of service and communication

The Adviser employs a rigorous evaluation process to select Sub-advisers that have distinguished themselves through consistent and superior performance. The Adviser’s selection is subject to approval by the Board. Many of the Funds feature multiple Sub-advisers chosen to complement each other’s specific style of investing.

Portfolio Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI.

Fund Management

The Adviser’s address is 1055 Westlakes Drive, Suite 250, Berwyn, PA 19312. Brinker Capital, Inc. was formed as a Delaware corporation on December 14, 1995. The Adviser was established to match the investment needs of institutional investors and substantial individual investors with appropriate and well qualified investment advisers.

Subject to the review and approval of the Board, the Adviser is responsible for selecting, supervising, monitoring and evaluating the Sub-advisers. The Adviser also is responsible for recommending to the Board whether a Sub-adviser should be replaced. The Funds rely upon an exemptive order from the SEC that permits the Adviser to select new Sub-advisers or replace existing Sub-advisers without first obtaining shareholder approval. One of the conditions of the exemptive order is that the Board, including a majority of the “non-interested” Trustees, must approve each new Sub-adviser. In accordance with the exemptive order, the Funds will provide investors with information about each new Sub-adviser within 90 days of the hiring of any new Sub-adviser.

A discussion regarding the Board’s basis for approving the investment advisory and subadvisory agreements will be available in the Trust’s Annual Report for the fiscal year ended February 28, 2018.

The following portfolio managers are primarily responsible for the oversight of the Sub-Advisers as described above, including recommending the hiring and termination of such Sub-Advisers.

Jeffrey W. Raupp, CFA, MBA, is a Senior Vice President at Brinker Capital with portfolio management responsibilities for the Destinations program. He also serves as chair of Brinker Capital’s asset allocation committee. Mr. Raupp joined Brinker Capital in 1996 as an operations manager and has been a portfolio manager for the Destinations program since 2001. Prior to joining Brinker Capital, Mr. Raupp was an electronic engineer and project manager for a small electronics firm. He also served as an officer in the United States Army. Mr. Raupp has a B.S. in Mechanical Engineering from the University of Delaware and a M.B.A in Finance from Villanova University.

Amy L. Magnotta, CFA, is a Senior Investment Manager at Brinker Capital with portfolio management responsibilities for the Destinations program. Ms. Magnotta joined Brinker Capital in 2006 as a senior analyst and has been portfolio manager for the Destinations program since 2007. Prior to joining Brinker Capital, Ms. Magnotta was an associate at Franklin Park Associates from 2004 to 2006 and an associate at BlackRock from 2001 to 2004. Ms. Magnotta has a B.S. in Finance from Lehigh University.

Leigh A. Lowman is an Investment Manager at Brinker Capital with portfolio management responsibilities for the Destinations program. Prior to joining Brinker Capital in 2015, Ms. Lowman was an outreach analyst for The Investment Fund for Foundations (TIFF) and a senior associate for Mondrian Investment Partners. Ms. Lowman was previously at Brinker Capital from 2004 to 2010 as an investment associate and operations analyst. Ms. Lowman has a B.A. in Economics from Wittenberg University.

The Sub-advisers. The Sub-advisers are responsible for the day-to-day investment management of the Funds. The names and addresses of the Sub-advisers, the percentage of Fund assets each Sub-adviser manages and certain information about the Fund manager or portfolio management team for each Fund are set forth below. The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

Destinations Large Cap Equity Fund:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (“BIM”), located at 1 University Square Drive, Princeton, NJ 08540, serves as a Sub-adviser to the Registrant’s Destinations Large Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to BIM. Alan Mason has been a Managing Director of BlackRock, Inc. (“BlackRock”)

since 2009. Prior to joining BIM, Mr. Mason was a Managing Director at Barclays Global Investors from 2008 to 2009 and a Principal of Barclays Global Investors from 1996 to 2008. Creighton Jue, CFA, has been a Managing Director of BlackRock, Inc. since 2011 and was previously a Director at BlackRock, Inc. from 2009 to 2011. Prior to joining BIM, Mr. Jue was a Principal at Barclays Global Investors from 2000 to 2009. Rachel Aguirre has been a Director of BlackRock, Inc. since 2012 and was previously the Vice President of BlackRock, Inc. from 2009 to 2011. Prior to joining BIM, Ms. Aguirre was a Principal and Portfolio Manager at Barclays Global Investors from 2005 to 2009.

Columbia Management Investment Advisers, LLC: Columbia Management Investment Advisers, LLC (“CMIA”), located at 225 Franklin Street, Boston, MA 02110, serves as a Sub-adviser to the Registrant’s Destinations Large Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to CMIA. Thomas Galvin, CFA, is a Senior Portfolio Manager and Head of Focused Large Cap Growth at CMIA. Mr. Galvin joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Galvin began his investment career in 1983 and earned an undergraduate degree in Finance from Georgetown University and a Master of Business Administration from New York University. Richard Carter is a Senior Portfolio Manager at CMIA. Mr. Carter joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Carter began his investment career in 1993 and earned a Bachelor of Arts from Connecticut College. Todd Herget is a Senior Portfolio Manager at CMIA. Mr. Herget joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Herget began his investment career in 1998 and earned a Bachelor of Science from Brigham Young University and a Master of Business Administration from the University of Notre Dame.

Delaware Investments Fund Advisers: Delaware Investments Fund Advisers (“DIFA”), a series of Delaware Management Business Trust, located at 2005 Market Street, Philadelphia, PA, 19103, serves as a Sub-adviser to the Destinations Large Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to DIFA. D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as Senior Vice President and Senior Portfolio Manager, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. Mr. Nutt departed Merrill Lynch Investment Managers as a Managing Director. Prior to joining Merrill Lynch Investment Managers in 1994, Mr. Nutt was with Van Deventer & Hoch and Dean Witter Reynolds. Mr. Nutt earned his Bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute. Robert A. Vogel, Jr., CFA, is a Senior Portfolio Manager for the firm’s Large-Cap Value team. Prior to joining Delaware Investments in 2004 as Vice President and Senior Portfolio Manager, Mr. Vogel worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of Director and Portfolio Manager within the U.S. Active Large-Cap Value team. Mr. Vogel began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola University Maryland, earning both Bachelor’s and Master’s degrees in Finance. He also earned a Master of Business Administration with a concentration in Finance from The Wharton School of the University of Pennsylvania. Mr. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia. Nikhil G. Lalvani, CFA, is a Senior Portfolio Manager for the firm’s Large-Cap Value team. At Delaware Investments, Mr. Lalvani has worked as both a Fundamental and Quantitative Analyst. Prior to joining the firm in 1997 as an Account Analyst, Mr. Lalvani was a Research Associate with Bloomberg. Mr. Lalvani holds a Bachelor’s degree in Finance from The Pennsylvania State University. Mr. Lalvani is a member of the CFA Institute and the CFA Society of Philadelphia. Kristen E. Bartholdson is a Senior Portfolio Manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2006 as an Associate Portfolio Manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004, Ms. Bartholdson worked in equity research at Credit Suisse, most recently as an Associate Analyst in investment strategy. Ms. Bartholdson earned her Bachelor’s degree in Economics from Princeton University.

Fort Washington Investment Advisors, Inc.: Fort Washington Investment Advisors, Inc. (“Fort Washington”), located at 303 Broadway, Suite 1200 Cincinnati, OH 45202, serves as a Sub-adviser to the Registrant’s

Destinations Large Cap Equity Fund. James E. Wilhelm manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to Fort Washington. Mr. Wilhelm has been the Managing Director, Head of Public Equity at Fort Washington since 2002. Prior to joining Fort Washington, Mr. Wilhelm was a Director — Equity Research at Riggs Investment Management Corp. Previously, Mr. Wilhelm was an Equity Research Analyst at First Union Securities, a Portfolio Analyst/Regional Internal Wholesaler at Evergreen Funds and a Financial Consultant at Salomon Smith Barney.

T. Rowe Price Associates, Inc.: T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 E. Pratt Street, Baltimore, Maryland 21202, serves as a Sub-adviser to the Registrant’s Destinations Large Cap Equity Fund. Joseph Fath, CPA, manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to T. Rowe Price. Mr. Fath is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. Mr. Fath is the Chairman of the Investment Advisory Committee for the Growth Stock Fund. Mr. Fath is also a member of the portfolio management team for the US Large-Cap Growth Equity Strategy in the U.S. Equity Division. Mr. Fath serves as a Vice President and Investment Advisory Committee member of the Media & Telecommunications, Capital Opportunity and Mid-Cap Growth Funds. Mr. Fath joined the firm in 2002 as an Analyst covering gaming, lodging, cruise lines, airlines, and air freight and logistics companies. Mr. Fath graduated, with honors, with a Bachelor of Science in accounting from the University of Illinois at Urbana-Champaign. He earned a Master of Business Administration, with honors, in Finance and Entrepreneurial Management from the Wharton School at the University of Pennsylvania. Mr. Fath also has earned the Certified Public Accountant accreditation.

TCW Investment Management Group LLC: TCW Investment Management Company LLC (“TIMCO”), located at 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017 serves as a Sub-adviser to the Registrant’s Destinations Large Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Large Cap Equity Fund’s assets allocated to TIMCO. Diane E. Jaffee, CFA, Senior Portfolio Manager and Group Managing Director, conducts the day-to-day management of an assigned portion of the Destinations Large Cap Equity Fund and has sole discretion over all buy/sell decisions. Ms. Jaffee has 33 years of experience and has been managing assets in TCW’s New York office for 21 years.

Destinations Small-Mid Cap Equity Fund:

Ceredex Value Advisors LLC: Ceredex Value Advisors LLC (“Ceredex”), located at 301 East Pine Street, Suite 500, Orlando, Florida 32801, serves as a Sub-adviser to the Registrant’s Small-Mid Cap Equity Fund. Don Wordell, CFA, manages the portion of the Small-Mid Cap Equity Fund’s assets allocated to Ceredex. Mr. Wordell currently serves as Managing Director of Ceredex. He has been a Portfolio Manager at Ceredex since 2001 and has worked in investment management since 1996.

Driehaus Capital Management: Driehaus Capital Management (“Driehaus”), located at 25 East Erie Street, Chicago IL 60611, serves as a Sub-adviser to the Registrant’s Destinations Small-Mid Cap Equity Fund. A team of investment professionals manages the portion of the Destinations Small-Mid Cap Equity Fund’s assets allocated to Driehaus. Jeff James has served as the Portfolio Manager of the Driehaus Small Cap Growth strategy since 2006. He previously managed the Driehaus Micro Cap Growth strategy from 1998 to 2006. From 2001 to 2005, he also served as Portfolio Manager for the firm’s long/short hedge fund. Mr. James joined Driehaus Capital Management in 1997 as a Sector Analyst covering the information technology and energy sectors for the firm’s Small Cap Growth and Mid Cap Growth strategies. Prior to joining the firm, from 1991 to 1997, Mr. James worked at the Federal Reserve Bank of Chicago as an Analyst. Mr. James began his career with Lehman Brothers in 1990. Michael Buck has served as Assistant Portfolio Manager on the Driehaus Micro Cap Growth and Driehaus Small Cap Growth strategies since 2009. Prior to joining Driehaus in 2002, Mr. Buck began his career at Deloitte Consulting, LLC as a Business Analyst.

LMCG Investments, LLC: LMCG Investments, LLC (“LMCG”), located at 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, serves as a Sub-adviser to the Registrant’s Destinations Small-Mid Cap Equity Fund. R. Todd Vingers, CFA, manages the portion of the Destinations Small-Mid Cap Equity Fund’s assets allocated to LMCG. Mr. Vingers joined LMCG in June 2002. Mr. Vingers is the Managing Director of Value Equities at LMCG and is responsible for the management of the Small-Mid Cap Equity Fund. Mr. Vingers is a member of LMCG’s Board of Directors. Prior to joining the firm, Mr. Vingers served as Vice President and Senior Portfolio Manager for American Century Investments. Prior to joining American Century, he was a Valuation Analyst for the Hawthorne Company. Mr. Vingers holds a Bachelor of Arts from the University of St. Thomas and a Master of Business Administration from the University of Chicago Booth School of Business. Mr. Vingers is a CFA charterholder and a member of the CFA Institute.

Destinations International Equity Fund:

BAMCO, Inc.: BAMCO, Inc. (“BAMCO”), located at 767 Fifth Avenue, 49th Floor, New York, New York 10153, serves as a Sub-adviser to the Registrant’s Destinations International Equity Fund. Michael Kass manages the portion of the Destinations International Equity Fund’s assets allocated to BAMCO. Mr. Kass has been the Portfolio Manager of the Destinations International Equity Fund since 2017. He joined BAMCO in November 2007 to develop international and emerging markets strategies. Mr. Kass has been the Portfolio Manager of Baron International Growth Fund and Baron Emerging Markets Fund since their inceptions in 2008 and 2010, respectively. From 1996 until 2003, Mr. Kass co-managed the Furman Selz Large Cap Growth portfolios, and beginning in 1998, he co-founded the Artemis Funds, a long-short strategy with a similar discipline as Large Cap Growth. In 2003, Mr. Kass formed Artemis Advisors, LLC to acquire the Artemis Funds from ING Furman Selz. Mr. Kass spent ten years in equity investment management at ING Furman Selz, and was named a Senior Managing Director and Portfolio Manager in 1996. From 1989 until 1993, he was an Associate in investment banking at Lazard Frères. Mr. Kass began his career in 1987 as an Analyst in corporate finance at Bear, Stearns & Co. Inc.

MFS Investment Management: Massachusetts Financial Services Company, doing business as MFS Investment Management (“MFS”), located at 111 Huntington Avenue, Boston, Massachusetts 02199 serves as a Sub-adviser to the Registrant’s Destinations International Equity Fund. The portion of the Destinations International Equity Fund allocated to MFS is co-managed by Pablo De La Mata and Benjamin Stone. Mr. De La Marta is an Investment Officer of MFS and has been employed in the investment area of MFS since 2008. Prior to joining MFS, Mr. De La Mata served one year as an Equity Research Analyst at Magnetar Capital. Prior to that, he spent three years as an equity research analyst for BlackRock/Merrill Lynch Investment Managers.    Mr. De La Mata received a Bachelor of Science from Colegio Universitario de Estudios Financieros. Mr. Stone is an Investment Officer at MFS and has been employed in the investment area of MFS since 2005. Mr. Stone began his investment career in 1996 at Schroders Investment Management where he served as an equity research analyst. Mr. Stone received his Bachelor’s degree from Durham University.

T. Rowe Price Associates, Inc.: T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 E. Pratt Street, Baltimore, Maryland 21202, serves as a Sub-adviser to the Registrant’s Destinations International Equity Fund. Richard Chattenburg, CFA, manages the portion of the Destinations International Equity Fund’s assets allocated to T. Rowe Price. Mr. Clattenburg is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price, Inc. He is a Portfolio Manager for the T. Rowe Price International Growth Equity Strategy. Mr. Clattenburg is also a Vice President and Investment Advisory Committee member of the Global Real Estate Fund, a Vice President of T. Rowe Price International Funds, and an Investment Advisory Committee member of the International Stock Fund. Prior to joining the firm in 2005, Mr. Clattenburg was employed by Goldman Sachs as a Financial Analyst in its Investment Management Division. He earned a Bachelor of Science, summa cum laude, in Economics with a concentration in Accounting from The Wharton School at the University of Pennsylvania. Mr. Clattenburg also has earned the Chartered Financial Analyst designation.

Wasatch Advisors, Inc.: Wasatch Advisors, Inc. (“Wasatch Advisors”), located at 505 Wakara Way, 3rd Floor, Salt Lake City, Utah 84108, serves as a Sub-adviser to the Destinations International Equity Fund. A team of investment professionals manages the portion of the Destinations International Equity Fund’s assets allocated to Wasatch Advisors. Jared Whatcott, CFA, has been a Portfolio Manager for the Destinations International Equity

Fund since 2017. Mr. Whatcott has also been a Portfolio Manager for the Wasatch International Opportunities Fund since January 2014 and the Wasatch Frontier Emerging Small Countries Fund since January 2016. He joined Wasatch Advisors in 2005 as a Senior Equities Analyst on the international research team. Prior to joining Wasatch Advisors, Mr. Whatcott was a Captain in the United States Air Force, where he served as a contracting officer. Mr. Whatcott earned a Master of Business Administration from the Darden School at the University of Virginia and a Bachelor of Science in Management with a minor in Foreign Language (Mandarin Chinese) from the United States Air Force Academy. Linda Lasater, CFA, has been a Portfolio Manager for the Destinations International Equity Fund since 2017. Ms. Lasater has also been an Associate Portfolio Manager for the Wasatch International Growth Fund since January 2014, and a Portfolio Manager for the Wasatch International Opportunities Fund since June 2016. She joined Wasatch Advisors in 2006 as a Senior Equities Analyst on the international research team. Prior to joining Wasatch Advisors, Ms. Lasater worked as an investment applications project lead with AIM Investments. Ms. Lasater earned a Master of Business Administration from the Tuck School of Business at Dartmouth, and a Bachelor of Business Administration in Management Information Systems from the University of Texas.

Destinations Equity Income Fund:

Columbia Management Investment Advisers, LLC: Columbia Management Investment Advisers, LLC (“CMIA”), located at 225 Franklin Street, Boston, MA 02110, serves as a Sub-adviser to the Registrant’s Destinations Equity Income Fund. A team of investment professionals manages the portion of the Destinations Equity Income Fund’s assets allocated to CMIA. Steven Schroll is a Senior Portfolio Manager for CMIA’s Dividend Opportunity Strategy. Mr. Schroll joined CMIA in 1998, and he began his investment career in 1981. Mr. Schroll earned a Bachelor of Science from Drake University and completed work toward a Master of Business Administration from the University of Minnesota. Paul Stocking is a Senior Portfolio Manager for CMIA’s Dividend Opportunity Strategy. Mr. Stocking joined CMIA in 1995, and he began his investment career in 1987. Mr. Stocking earned a Bachelor of Business Administration from the University of Michigan and a Master of Business Administration from the University of Chicago. Dean Ramos, CFA, is a Senior Portfolio Manager for CMIA’s Dividend Opportunity Strategy. Mr. Ramos joined CMIA in 2000, and he began his investment career in 1992. Mr. Ramos earned a Bachelor of Science and a Master of Business Administration from the University of Minnesota.

Federated Equity Management Company of Pennsylvania: Federated Equity Management Company of Pennsylvania (“FEMCOPA”), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, serves as a Sub-adviser to the Destinations Equity Income Fund. A team of investment professionals manages the portion of the Destinations Equity Income Fund’s assets allocated to FEMCOPA. Federated Advisory Services Company (“FASC”), an affiliate of FEMCOPA and located at the same address, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to FEMCOPA. FEMCOPA and FASC are wholly owned subsidiaries of Federated Investors, Inc. (“FII”). Daniel Peris, CFA, is a Senior Vice President and Senior Portfolio Manager of FEMCOPA. Mr. Peris joined FII in August 2002. Previously, Mr. Peris worked at Argus Research Corp., New York and Absolut Invest, Moscow. Mr. Peris earned his Bachelor of Arts from Williams College, his Master of Philosophy from Oxford University and his Ph.D. from the University of Illinois. Mr. Peris has 17 years of investment experience. Deborah D. Bickerstaff is a Vice President and Portfolio Manager of FEMCOPA. Ms. Bickerstaff joined FII in July 1996. Previously, Ms. Bickerstaff held various positions with FII subsidiary companies including: Associate Portfolio Manager, Senior Analyst, Performance Attribution and Risk Management; Senior Financial Analyst, Fund Treasury, and Senior Fund Controller, Client Financial Services. Ms. Bickerstaff received her Bachelor of Science from La Roche College. Ms. Bickerstaff has 20 years of investment experience.

Destinations Real Assets Fund:

SailingStone Capital Partners LLC: SailingStone Capital Partners LLC (SailingStone), located at 1 California Street, Suite 3050, San Francisco, CA 94111, serves as a Sub-adviser to the Registrant’s Destinations Real Assets Fund. A team of investment professionals manages the portion of the Destinations Real Assets Fund’s assets allocated to SailingStone. MacKenzie B. Davis, CFA, is a Managing Partner of SailingStone, where he is an Investment Analyst and Portfolio Manager. Prior to founding SailingStone, Mr. Davis was an Investment Analyst at RS Investments and Co-Manager of the RS Global Natural Resource strategies. Previously, Mr. Davis was a High Yield Analyst at Fidelity Management & Research Company, where he focused on distressed investment opportunities in the telecommunications, power and energy sectors. He started his career as an Analyst at Goldman Sachs. Mr. Davis holds a Bachelor of Arts in Mathematical Economics and Modern American History from Brown University and is a CFA charterholder. Kenneth L. Settles, Jr., CFA, is a Managing Partner of SailingStone, where he is an Investment Analyst and Portfolio Manager. Prior to founding SailingStone, Mr. Settles was an investment analyst at RS Investments and Co-Manager of the RS Global Natural Resource strategies. Previously, Mr. Settles was a Senior Vice President at Neuberger Berman, where he was a Senior Energy Analyst and Co-Manager of the Neuberger Berman Premier Energy Portfolio. He started his career as a Financial Analyst at Salomon Smith Barney. Mr. Settles holds a Bachelor of Arts in Economics from Williams College and is a CFA charterholder.

Destinations Core Fixed Income Fund:

BlackRock Investment Management, LLC: BlackRock Investment Management, LLC (“BIM”), located at 1 University Square Drive, Princeton, NJ 08540, serves as a Sub-adviser to the Registrant’s Destinations Core Fixed Income Fund. A team of investment professionals manages the portion of the Destinations Core Fixed Income Fund’s assets allocated to BIM. Scott Radell, CFA, has been a Managing Director of BlackRock, Inc. (“BlackRock”) and the Co-Head of US Fixed Income Portfolio Solutions within BlackRock’s Model-Based Fixed Income Portfolio Management Group since 2009. Prior to joining BIM, Mr. Radell was a Portfolio Manager at Barclays Global Investors from 2004 to 2009. James Mauro has been a Managing Director of BlackRock, Inc. since 2010. Prior to joining BIM, Mr. Mauro was a Vice President at State Street Global Advisors from 2001 to 2010.

DoubleLine Capital LP: DoubleLine Capital LP (“DoubleLine”), located at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071, serves as a Sub-adviser to the Registrant’s Destinations Core Fixed Income Fund. A team of investment professionals manages the portion of the Destinations Core Fixed Income Fund’s assets allocated to DoubleLine. Jeffrey E. Gundlach is the founder and Chief Executive Officer of DoubleLine and DoubleLine Equity LP and is Chief Investment Officer of DoubleLine. Mr. Gundlach has been Chief Executive Officer of DoubleLine since its inception in December 2009 and of DoubleLine Equity since its inception in 2013. He is a graduate of Dartmouth College summa cum laude holding a Bachelor of Arts in Mathematics and Philosophy. Mr. Gundlach attended Yale University as a PhD candidate in Mathematics. Mr. Barach is Co-Founder and President of DoubleLine. Philip A. Barach has been President of DoubleLine since its inception in December 2009. Mr. Barach has a Master of Business Administration in Finance and a Bachelor of Arts in International Relations from the Hebrew University of Jerusalem. Jeffrey J. Sherman, CFA, has been the Deputy Chief Investment Officer of DoubleLine since June 2016 and a Portfolio Manager since September 2010. Mr. Sherman participates on the Fixed Income Asset Allocation Committee and is a Portfolio Manager for derivative-based and multi-asset strategies. He joined DoubleLine in December 2009. Prior to DoubleLine, Mr. Sherman was a Senior Vice President at TCW where he worked as a Portfolio Manager and Quantitative Analyst focused on fixed-income and real-asset portfolios. Mr. Sherman assisted in developing real-asset strategies for TCW and was a Portfolio Manager overseeing several commodity funds. Prior to TCW, he was a statistics and mathematics instructor at both the University of the Pacific and Florida State University. Mr. Sherman holds a Bachelor of Science in Applied Mathematics from the University of the Pacific and a Master of Science in Financial Engineering from the Claremont Graduate University. He is a CFA charterholder.

Destinations Low Duration Fixed Income Fund:

CrossingBridge Advisors, LLC: CrossingBridge Advisors, LLC (“CrossingBridge”), located at 427 Bedford Road Suite 230, Pleasantville, New York 10570, serves as a Sub-adviser to the Registrant’s Destinations Low Duration Fixed Income Opportunity Fund. David K. Sherman manages the portion of the Destinations Low

Duration Fixed Income Opportunity Fund’s assets allocated to CrossingBridge. CrossingBridge is a wholly owned subsidiary of Cohanzick Management, LLC (“Cohanzick”). Mr. Sherman has been the President of Cohanzick since its inception in 1996.

DoubleLine Capital LP: DoubleLine Capital LP (“DoubleLine”), located at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071, serves as a Sub-adviser to the Registrant’s Destinations Low Duration Fixed Income Fund. A team of investment professionals manages the portion of the Destinations Low Duration Fixed Income Fund’s assets allocated to DoubleLine. Philip A. Barach is Co-Founder and President of DoubleLine. Mr. Barach has been President of DoubleLine since its inception in December 2009. Mr. Barach has a Master of Business Administration in Finance and a Bachelor of Arts in International Relations from the Hebrew University of Jerusalem. Luz M. Padilla is the lead Portfolio Manager. Ms. Padilla joined DoubleLine in 2009 as the Director of the Emerging Markets Group. Ms. Padilla attended University of California at Berkeley as a fellow of the Robert A. Toigo Foundation and graduated with a Master of Business Administration in 1994. Ms. Padilla received her Bachelor of Arts in Economics in 1989 from Stanford University in Palo Alto, California. Robert Cohen was named as DoubleLine’s Director of Global Developed Credit in September 2016. Mr. Cohen has been a Portfolio Manager of DoubleLine since July 2012. Prior to DoubleLine, Mr. Cohen was a Senior Credit Analyst at West Gate Horizons Advisors (and its predecessor entity, ING Capital Advisors) since 2001.

Destinations Global Fixed Income Opportunities Fund:

CrossingBridge Advisors, LLC: CrossingBridge Advisors, LLC (“CrossingBridge”), located at 427 Bedford Road Suite 230, Pleasantville, New York 10570, serves as a Sub-adviser to the Registrant’s Destinations Global Fixed Income Opportunities Fund. David K. Sherman manages the portion of the Destinations Global Fixed Income Opportunities Fund’s assets allocated to CrossingBridge. CrossingBridge is a wholly owned subsidiary of Cohanzick Management, LLC (“Cohanzick”). Mr. Sherman has been the President of Cohanzick since its inception in 1996.

DoubleLine Capital LP: DoubleLine Capital LP (“DoubleLine”), located at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071, serves as a Sub-adviser to the Registrant’s Destinations Global Fixed Income Opportunities Fund. A team of investment professionals manages the portion of the Destinations Global Fixed Income Opportunities Fund’s assets allocated to DoubleLine. Luz M. Padilla is the lead Portfolio Manager. Ms. Padilla joined DoubleLine in 2009 as the Director of the Emerging Markets Group. Ms. Padilla attended University of California at Berkeley as a fellow of the Robert A. Toigo Foundation and graduated with a Master of Business Administration in 1994. Ms. Padilla received her Bachelor of Arts in Economics in 1989 from Stanford University in Palo Alto, California. Mark Christensen joined DoubleLine in 2009 and is a Portfolio Manager and Senior Credit Analyst. Mr. Christensen graduated from Brigham Young University with a Bachelor of Science in Business Management with an emphasis in International Finance. Su Fei Koo joined DoubleLine in 2009 and is a Portfolio Manager and Senior Credit Analyst. Ms. Koo holds a Bachelor of Science in Business Administration from the University of Houston and a Master of Business Administration in Finance from the University of Southern California.

Nuveen Asset Management, LLC: Nuveen Asset Management, LLC, (“Nuveen Asset Management”), located at 333 West Wacker Drive, Chicago, Illinois 60606, serves as a Sub-adviser to the Registrant’s Destinations Global Fixed Income Opportunities Fund. Douglas M. Baker, CFA, and Brenda A. Langenfeld, CFA, have primary responsibility for the day-to-day management of that portion of the Destinations Global Fixed Income Opportunities Fund’s assets allocated to Nuveen Asset Management. Mr. Baker is the head of the Preferred Securities Sector Team and a member of the Fixed Income Strategy Committee, which establishes investment policy for all taxable fixed-income products. Mr. Baker also manages Nuveen Asset Management’s derivative overlay group, where he is responsible for implementing derivatives-based hedging strategies across the Nuveen Asset Management municipal strategies complex. Mr. Baker joined Nuveen Asset Management in 2006 as a Vice President and Derivatives Analyst, and later that year his responsibilities expanded to include portfolio management duties. Prior to joining Nuveen, Mr. Baker spent three years at Lehman Brothers in institutional fixed income and derivatives sales, and prior to that he spent five years at Bank of America in corporate and commercial banking. Ms. Langenfeld is a Vice President at Nuveen Asset Management and a Portfolio Manager for preferred security strategies. Ms. Langenfeld is also a Co-Manager for funds and accounts using Nuveen Asset Management’s Real Asset Income Strategy, which invests in income-generating debt and equity securities from the real estate and infrastructure segments. Ms. Langenfeld started working in the financial services industry with FAF Advisors, Inc. (“FAF”) in 2004 and joined Nuveen Assets Management on January 1, 2011 in connection with its acquisition of a portion of FAF’s asset management business.

Destinations Municipal Fixed Income Fund

Northern Trust Investments, Inc.: Northern Trust Investments, Inc. (“NTI”), located at 50 S. LaSalle Street, Chicago, IL 60603, serves as a Sub-adviser to the Registrant’s Destinations Municipal Fixed Income Fund. A team of investment professionals manages the portion of the Destinations Municipal Fixed Income Fund’s assets allocated to NTI. Timothy T. A. McGregor, CFA, Senior Vice President of NTI has been manager of the Destinations Municipal Fixed Income Fund since 2017. Additionally, Mr. McGregor is Director of NTI’s Municipal Fixed Income Management Group, which has responsibility for over $30 billion in assets. Mr. McGregor is a Portfolio Manager for registered investment companies and individual accounts, and he specializes in tax-exempt portfolios as well as crossover mandates that require taxable market exposure. Mr. McGregor joined NTI in 1989.

Destinations Multi Strategy Alternatives Fund:

Avenue Capital Management II, L.P.: Avenue Capital Management II, L.P. (“Avenue”), located at 399 Park Avenue, 6th Floor, New York, New York 10022, serves as a Sub-adviser to the Registrant’s Destinations Multi Strategy Alternative Fund. Avenue is part of Avenue Capital Group, which comprises three registered investment advisers (including Avenue) that have extensive experience investing in stressed and distressed obligations in the United States, Europe and Asia. Jeffrey J. Gary, a Senior Portfolio Manager of Avenue, manages the portion of the Destinations Multi Strategy Alternative Fund’s assets allocated to Avenue. Mr. Gary is responsible for directing the investment activities of Avenue’s Public Fund Strategy, which includes one other registered open-end fund and one registered closed-end fund managed by Avenue. Prior to joining Avenue in 2012, Mr. Gary served as a Portfolio Manager at another registered investment adviser since 2009, where he managed an opportunistic credit fund that invested globally in high yield bonds, bank loans and distressed securities. Mr. Gary has more than 25 years of investment experience in high yield, bank loan and distressed investment strategies, including the last 20 years as a Portfolio Manager. Mr. Gary’s experience includes managing numerous high yield and credit-related mutual funds. Mr. Gary received a Bachelors of Science in Accounting from Penn State University in 1984 and a Masters of Business Administration from Northwestern University’s Kellogg School of Management in 1991.

Driehaus Capial Management: Driehaus Capital Management (“Driehaus”), located at 25 East Erie Street, Chicago IL 60611, serves as a Sub-adviser to the Registrant’s Destinations Multi Strategy Alternative Fund. A team of investment professionals manages the portion of the Destination Multi Strategy Alternative Fund’s assets allocated to Driehaus. KC Nelson has been the lead Portfolio Manager of the Driehaus Active Income strategy, Driehaus Event Driven strategy, and Driehaus Select Credit strategy since each fund’s inception. Prior to joining Driehaus Capital Management in 2009, Mr. Nelson was a Senior Portfolio Manager at Lotsoff Capital Management. While at Lotsoff, Mr. Nelson managed a credit arbitrage hedge fund and a mutual fund. Mr. Nelson has also held Assistant Portfolio Manager and Analyst positions at Akela Capital, Andersen Corporate Finance LLC and J.C. Bradford & Co. Elizabeth Cassidy has been the Portfolio Manager for the Driehaus Active Income strategy since 2015 and Assistant Portfolio Manager of the Driehaus Select Credit strategy since 2009. Prior to Ms. Cassidy’s promotion to Portfolio Manager of the Driehaus Active Income strategy, she had been the assistant Portfolio Manager on the strategy since 2009. Before joining Driehaus Capital Management, Ms. Cassidy was a Vice President at Bank of America Merrill Lynch at the debt proprietary trading desk. Prior to that role, she worked in the investment banking division of Credit Suisse First Boston. Michael Caldwell serves as a Senior Analyst on the Driehaus Micro Cap Growth and Driehaus Small Cap Growth strategies and was promoted to Assistant Portfolio Manager of the Driehaus Event Driven strategy in 2013. Prior to joining the firm in 2008, Mr. Caldwell worked as a graduate research associate for the department of biomedical engineering at Yale University in 2007. Mr. Caldwell began his career as Co-Founder and Managing Director of Ivy Concierge, LLC from 2005-2007. Yoav Sharon has been an Assistant Portfolio Manager for the Driehaus Event Driven strategy since 2015. Mr. Sharon also serves as the firm’s Senior Options Analyst, a role he has held since joining Driehaus in 2012. Prior to joining Driehaus, Mr. Sharon worked at Peak6 Investments, LLC as a Senior Analyst and trader from 2010 to 2012. From 2005 to 2008, Mr. Sharon served as a Managing Member of a firm he helped found, Raya Trading LLC. From 2002 to 2004, Mr. Sharon held positions of increasing responsibility at STR Trading Partners LLC, leaving that firm with a title of Senior Trader. Matt Schoenfeld has been an Assistant Portfolio Manager of the Driehaus Event Driven strategy since 2015. Before joining the firm in 2014 as a Senior Analyst, Mr. Schoenfeld was a member of the Special Situations Group at Morgan Stanley, where he focused on merger arbitrage and event-driven investing.

RiverNorth Capital Management, LLC: RiverNorth Capital Management, LLC (“RiverNorth”), located at 325 North LaSalle Street, Suite 645, Chicago, Illinois 60654, serves as a Sub-adviser to the Registrant’s Destinations Multi Strategy Alternative Fund. A team of investment professionals manages the portion of the Destinations Multi Strategy Alternative Fund’s assets allocated to RiverNorth. Patrick W. Galley, CFA, is a Co-Portfolio Manager for the Destinations Multi Strategy Alternative Fund. Mr. Galley is the Chief Investment Officer and Portfolio Manager for RiverNorth since 2004. Mr. Galley also serves as President and Chairman of RiverNorth’s proprietary funds and heads the firm’s research and investment team and which oversees all portfolio management activities at RiverNorth. He graduated with honors from Rochester Institute of Technology with a Bachelor of Science in Finance. Mr. Galley has received the Chartered Financial Analyst designation, is a member of the CFA Institute, and is a member of the CFA Society of Chicago. Stephen A. O’Neill, CFA, is a Co-Portfolio Manager of Destinations Multi Strategy Alternative Fund. Mr. O’Neill is a Portfolio Manager for RiverNorth and has been employed by the firm since 2007. Mr. O’Neill conducts qualitative and quantitative analysis of closed-end funds and their respective asset classes. Mr. O’Neill graduated magna cum laude from Miami University in Oxford, Ohio with a Bachelor of Science in Finance. Mr. O’Neill has received the Chartered Financial Analyst designation, is a member of the CFA Institute, and is a member of the CFA Society of Chicago.

Management Fees. The Adviser receives an advisory fee from each Fund for its services. In turn, the Adviser pays each Sub-adviser a fee for its subadvisory services. The Adviser may voluntarily waive a portion or all of the management fees otherwise payable to it by a Fund. The chart below shows the contractual management fees for each Fund and the actual management fees expected to be paid to the Adviser for the fiscal year ended February 28, 2018, based on a percentage of average daily net assets.

Fund	Contractual Advisory Fee	Actual Advisory Fee Expected to be Paid During Most Recent Fiscal Year
Destinations Large Cap Equity Fund	0.75%	0.62%
Destinations Small-Mid Cap Equity Fund	0.90%	0.77%
Destinations International Equity Fund	1.00%	0.85%
Destinations Equity Income Fund	0.80%	0.66%
Destinations Real Assets Fund	1.00%	0.88%
Destinations Core Fixed Income Fund	0.65%	0.56%
Destinations Low Duration Fixed Income Fund	0.70%	0.62%
Destinations Global Fixed Income Opportunities Fund	0.85%	0.74%
Destinations Municipal Fixed Income Fund*	0.70%	0.69%
Destinations Multi Strategy Alternatives Fund	1.35%	0.88%

*

In addition to the Adviser’s contractual requirement to waive of a portion of its advisory fee, the Adviser currently expects to voluntarily waive even more of its advisory fee, as necessary to keep the Destinations

Municipal Fixed Income Fund’s expected total annual operating expenses at or below 0.80%. As the Fund’s assets increase, its fixed expenses will become a smaller percentage of the Fund’s total assets and the Adviser will no longer have to continue to voluntarily waive this additional portion of its fee. This voluntary waiver applies only to the advisory fee and does not apply to any other direct or indirect expenses incurred by the Fund. The Adviser is under no obligation to continue to voluntarily waive this additional amount and may discontinue all or part of this voluntary waiver at any time. However, the Adviser’s contractual waiver will remain in place at least until June 30, 2018.

Potential Conflicts of Interest. The advisory fees paid by each Fund to the Adviser and the subadvisory fees paid by the Adviser to each Sub-adviser vary depending upon the Fund. For this reason, the Adviser could retain a larger portion of its advisory fees by recommending certain Funds to clients in its asset allocation program or by recommending certain Sub-advisers to the Board. You should consider this potential conflict of interest when evaluating a Fund for investment and/or the Adviser’s asset allocation recommendation. The Adviser intends to comply with standards of fiduciary duty that require it to act solely in the best interest of a participant when making such investment recommendations and to avoid any conflict of interest.

The SAI provides additional information about each Sub-adviser, including more information about their investment strategies and techniques, compensation paid to each Sub-adviser’s portfolio manager(s), other accounts managed by such portfolio managers and the portfolio managers’ ownership of the Fund’s shares.

Investment and Account Information

Pricing of Fund Shares

Each Fund sells its shares at NAV. NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV). NAV takes into account the expenses and fees of a Fund, which are accrued daily. Each Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern Time) on each day that the NYSE is open for business.

In calculating NAV, a Fund generally values its investment portfolio at market price. When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”)) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the mean between last bid and ask price on such day. Each Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If a Fund holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

When valuing fixed income securities, each Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. For certain fixed income securities with remaining maturities of 60 days or less, a Fund may use the security’s amortized cost under certain circumstances. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

Fair Value Pricing

If market or broker-dealer quotations are unavailable or deemed unreliable for a security or if a security’s value may have been materially affected by events occurring after the close of a securities market on which the security principally trades but before a Fund calculates its NAV, the Fund may, in accordance with procedures adopted by the Board, employ “fair value” pricing of securities. Fair value determinations are made in good faith in accordance with Board-approved procedures. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its sale under current market conditions. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. This fair value may be higher or lower than any available market price or quotation for such security and, because this process necessarily depends upon judgment, this value also may vary from valuations determined by other funds using their own valuation procedures. Although a Fund’s use of fair value pricing is intended to result in calculation of an NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that any fair value price will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures. If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

For foreign securities traded on foreign exchanges, the Trust uses a third-party pricing service to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of Fund securities traded on those foreign exchanges. Each Fund uses a confidence interval when determining the use of the third-party provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding ADR, if one exists. The third-party pricing service provides the confidence interval for each security for which it provides a price. If the provided price falls within the confidence interval, the Fund will value the particular security at that price. If the provided price does not fall within the confidence interval, the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.

How to Buy Shares

Fund shares are currently available exclusively to investors participating in Brinker Capital Destinations (“Destinations”), an investment advisory program, other asset-based fee programs sponsored by Brinker Capital, or through certain third-party advisory programs. Therefore, you may purchase Fund shares only from Brinker Capital or through the sponsor of one of the third-party advisory programs that uses the Funds as an investment solution.

Each Fund reserves the right to reject purchase orders or to stop offering shares without notice. Shareholders will be notified of any such rejection as promptly as reasonably practicable – typically within two business days. There are no minimum initial or subsequent investment amount requirements for the Fund. The Fund does not issue share certificates.

Shares of the Funds have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

USA PATRIOT Act. The USA PATRIOT Act of 2001 requires financial institutions, including the Funds and Brinker Capital to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When setting up an account, you will be required to supply Brinker Capital with your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, Brinker Capital may temporarily limit any security purchases, including in the Funds. In addition, Brinker Capital may close an account if it is unable to verify a shareholder’s identity. As required by law, Brinker Capital may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Corporate, trust and other entity accounts require further documentation.

If Brinker Capital does not have a reasonable belief of the identity of an account holder, the account will be rejected or the account holder will not be allowed to perform a transaction in the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received. Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address. Any exceptions are reviewed on a case-by-case basis.

How to Sell Shares

All redemption requests accepted by the Fund’s transfer agent before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Fund may accelerate transaction deadlines accordingly. All redemption orders must be in proper form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account.

If you hold Fund shares through an account at an authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly for information about how to sell Fund shares. Your financial institution or intermediary may charge a fee for its services.

If an investor discontinues participation in Destinations and/or are no longer an eligible shareholder for the Funds, the investor’s shares in the Funds may be subject to compulsory redemption by the Funds. The Funds have the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to a shareholder for up to seven days, as permitted by law.

A Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a shareholder that fails to maintain an investment of at least $5,000 across the Funds.

The Fund may treat a portion of amounts paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in net asset value. This practice, commonly referred to as “equalization,” has no effect on redeeming shareholders or a fund’s total return, and reduces the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. Because of uncertainties surrounding some of the technical issues relating to computing the amount of equalization, it is possible that the Internal Revenue Service (“IRS”) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.

ACCOUNT AND TRANSACTION POLICIES

Payment of Redemption Proceeds. Proceeds will generally be sent no later than seven calendar days after the Funds receive your redemption request. A Fund may suspend your right to redeem your shares for (1) any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) any period during which the SEC determines that an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) such other periods as the SEC may by order permit. More information about redeeming shares and the circumstances under which redemptions may be suspended is in the SAI.

For investors in Destinations, redemption proceeds will be deposited in your Destinations account unless you instruct otherwise. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed.

The Funds intend to pay sale (redemption) proceeds in cash. However, under highly unusual conditions that make the payment of cash unwise and for the protection of the Funds’ remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold. A redemption in kind may include illiquid securities. Investors may not be able to sell such securities and may have to hold such securities indefinitely.

Electronic Delivery. It is the Funds’ policy to deliver documents electronically whenever possible. You may choose to receive Fund documents electronically rather than hard copy by signing up for e-delivery for your Destinations account with Brinker Capital at www.destinationsfunds.com.

Unclaimed Property. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Payments to Brinker Capital. Every Destinations account pays asset-based fees to Brinker Capital for investment advisory services which varies based on the amount of money in your Destinations account. Please refer to your

Destinations account materials for more information about payments to Brinker Capital for investment advisory services related to your Destinations account. These fees and payments are not reflected in the fees and expenses described elsewhere in this Prospectus.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Frequent purchases and redemptions of a fund’s shares (or “round trips”) may interfere with the efficient management of a Fund’s portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the fund’s long-term shareholders.

The Board has not adopted policies and procedures to discourage frequent trading or short-term trading into and out of the Funds. In reaching this conclusion, the Board took into account that: (i) shares of the Funds currently are expected to only be sold to clients of Brinker Capital; and (ii) clients of Brinker Capital that invest in the Funds generally will not have discretion to make multiple round trips into and out of the Funds.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income and Destinations Multi-Strategy Alternative Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity, Destinations International Equity and Destinations Real Assets Funds to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

TAX CONSEQUENCES

You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effects of your investment in the Funds. The following is a summary of the U.S. federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

Each Fund is treated as a separate entity for federal tax purposes, and intends to quality for special tax treatment afforded to regulated investment companies. So long as a Fund meets the requirements for being a tax-qualified regulated investment company (“RIC”), the Fund will pay no federal income tax on the earnings and gains, if any, it distributes to shareholders in a timely manner, provided that it satisfies a minimum distribution requirement. If a Fund fails to qualify as a RIC or fails to meet the distribution requirement, the Fund will be subject to federal income tax at regular corporate rates (without a deduction for distributions to shareholders). In addition, when distributed, income (including any distributions of net tax-exempt income and net long-term capital gains) would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Dividends, including short-term capital gain distributions, and long-term capital gain distributions received by shareholders, other than in a tax-deferred retirement account, are taxable whether received in cash or reinvested in shares. Although dividends are generally taxable as ordinary income, individual shareholders are taxed on such dividends at long-term capital gain rates, currently set at a maximum rate for individuals of 20%, to the extent the dividends are attributable to “qualified dividend income” received by a Fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax-exempt organizations and certain dividends from real estate investment trusts and RICs) and certain foreign corporations. In order for such dividends to be considered “qualified dividend income,” both the shareholders and a Fund must meet certain holding period requirements. Fixed income funds generally do not generate a significant amount of income that is eligible for treatment as qualified dividend income. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a Fund is about to declare a capital gain distribution or a taxable dividend, because the amount of the distribution received will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

Dividends paid by the Destinations Municipal Fixed Income Fund that are derived from interest earned on qualifying tax-exempt obligations are expected to be “exempt-interest” dividends that shareholders may exclude from their gross income for regular federal income tax purposes. Some of the Destinations Municipal Fixed Income Fund’s income that is exempt from regular federal income taxation may be subject to the alternative minimum tax. The Destinations Municipal Fixed Income Fund may at times buy tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund’s ordinary income and will be ordinary income when it is paid to you. The Destinations Municipal Fixed Income Fund may not be a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal income tax consequences of their investments.

In general, redeeming and exchanging shares are taxable events. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions or disallowed to the extent of the amount of exempt interest dividends received with respect to those shares.

After December 31 of each year, each Fund (or its administrative agent) will mail you, or provide Brinker Capital as sponsor of Destinations, reports containing information about the income tax classification of distributions paid during the year. Distributions declared in October, November or December to shareholders of record on a specified date in such a month, but paid in January of the following year, are taxable as if they were paid in December of the previous year. If you do not provide the Funds with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding on your Funds’ distributions, dividends and redemption proceeds.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), are subject to a 3.8% Medicare contribution tax that applies to “net investment income,” including interest, dividends and capital gains received from the Funds (as well as capital gains realized on the sale or exchange of shares of the Funds). “Net investment income” does not include distributions of exempt-interest.

As noted above, investors, out of their own assets, will pay an advisory service fee. For most investors who are individuals, this fee will be treated as a “miscellaneous itemized deduction” for federal income tax purposes. Under current federal income tax law, an individual’s miscellaneous itemized deductions for any taxable year will be allowed as a deduction only to the extent the aggregate of these deductions exceeds 2% of adjusted gross income. Such deductions are also subject to the general limitation on itemized deductions for individuals.

The Funds (or their administrative agent) must report to the IRS and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition, the Funds are also required to report whether these shares had a short-term or long-term holding period. For each sale of Fund shares a Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average basis. In the absence of an election, the Funds will use the default cost basis method which if applicable, will be provided to you by your financial adviser in a separate communication. The cost basis method elected by the Funds’ shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

A Fund may hold foreign securities and therefore may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consist of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund. For further information about the tax effects of holding shares in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Financial Highlights

As of the date of this prospectus, the Funds had not commenced operations. Therefore, there is no financial information available to report at this time.

For More Information

You may visit the Funds’ website at www.destinationsfunds.com for a free copy of this Prospectus, or an annual or semi-annual report, or to request other information.

Annual and Semi-annual Reports

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. The Funds’ annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

The Trust sends only one report to a household if more than one account has the same address. Contact your financial advisor or the transfer agent if you do not want this policy to apply to you.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Funds and is incorporated into this Prospectus by reference.

Investors can obtain free copies of the annual and semi-annual reports, request the SAI, or request other information and discuss their questions about the Funds by contacting their Financial Advisor. Investors may also obtain free copies of these documents or request other information by calling 1-877-771-7979:

or by writing to the Funds at:

For Regular Mail:

Brinker Capital Destinations Funds

PO Box 2175

Milwaukee WI 53201

Overnight/Certified Mail:

Brinker Capital Destinations Funds

235 W Galena St

Milwaukee WI 53212

or at the Funds’ website at www.destinationsfunds.com.

Information about the Funds (including the SAI) can be reviewed and copied at the U.S. Securities and Exchange Commission’s (“SEC”) Public Reference Room in Washington, D.C. Additionally, information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8900. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

If someone makes a statement about the Funds that is not in this Prospectus, you should not rely upon that information. Neither the Funds nor the distributor is offering to sell shares of the Funds to any person to whom the Funds may not lawfully sell their shares.

Investment Company Act File No. 811-23207.

®2017 Brinker Capital